The Bond Fund of America®
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 94.76% U.S. Treasury bonds & notes 34.71% U.S. Treasury 32.06%	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2021	$500	$502
U.S. Treasury 1.125% 2021	—[1]	—[1]
U.S. Treasury 1.25% 2021	40,000	40,281
U.S. Treasury 1.50% 2021	1,425,000	1,437,023
U.S. Treasury 1.50% 2021	400,000	402,922
U.S. Treasury 1.50% 2021	295,710	298,563
U.S. Treasury 1.625% 2021	557,661	559,883
U.S. Treasury 1.75% 2021	935	946
U.S. Treasury 2.00% 2021	51,000	51,580
U.S. Treasury 2.00% 2021	3,000	3,024
U.S. Treasury 2.125% 2021	100,000	100,352
U.S. Treasury 0.125% 2022	265,905	265,890
U.S. Treasury 0.125% 2022	166,582	166,621
U.S. Treasury 0.125% 2022	84,840	84,807
U.S. Treasury 0.125% 2022	60,708	60,714
U.S. Treasury 0.125% 2022	60,000	59,988
U.S. Treasury 0.125% 2022	53,100	53,100
U.S. Treasury 0.125% 2022	50,000	50,025
U.S. Treasury 0.375% 2022	1,206	1,210
U.S. Treasury 1.375% 2022	100,000	101,092
U.S. Treasury 1.375% 2022	75,000	76,434
U.S. Treasury 1.625% 2022	65,010	66,656
U.S. Treasury 1.75% 2022	45,000	45,954
U.S. Treasury 1.875% 2022	54,500	55,555
U.S. Treasury 2.125% 2022[2]	32,000	33,104
U.S. Treasury 0.125% 2023	100,300	100,231
U.S. Treasury 0.125% 2023	85,000	84,730
U.S. Treasury 0.125% 2023	40,000	39,952
U.S. Treasury 0.125% 2023	36,251	36,234
U.S. Treasury 0.125% 2023	25,000	24,890
U.S. Treasury 0.125% 2023	2,000	1,999
U.S. Treasury 0.25% 2023	20,000	19,993
U.S. Treasury 1.375% 2023	72,000	73,898
U.S. Treasury 1.625% 2023	15,000	15,449
U.S. Treasury 1.75% 2023	3,100	3,203
U.S. Treasury 2.125% 2023	16,428	17,240
U.S. Treasury 2.50% 2023	405,300	424,243
U.S. Treasury 2.625% 2023	15,000	15,818
U.S. Treasury 2.75% 2023	100,000	105,523
U.S. Treasury 2.875% 2023	54,729	58,330
U.S. Treasury 0.125% 2024	918,300	913,275
U.S. Treasury 0.125% 2024	106,000	105,457
U.S. Treasury 0.25% 2024	481,125	479,847
U.S. Treasury 1.25% 2024	75,000	76,956
U.S. Treasury 1.50% 2024	130,777	135,332
U.S. Treasury 1.50% 2024	78,200	80,891
The Bond Fund of America — Page 1 of 63

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2024	$1,000	$1,034
U.S. Treasury 1.75% 2024	40,000	41,710
U.S. Treasury 2.00% 2024	442,300	464,524
U.S. Treasury 2.00% 2024	183,000	192,087
U.S. Treasury 2.00% 2024	55,000	57,790
U.S. Treasury 2.125% 2024	105,265	110,821
U.S. Treasury 2.125% 2024	18,000	19,031
U.S. Treasury 2.125% 2024	8,000	8,453
U.S. Treasury 2.25% 2024	50,633	53,535
U.S. Treasury 2.25% 2024	3,000	3,188
U.S. Treasury 2.375% 2024	67,233	71,212
U.S. Treasury 2.50% 2024	4,000	4,264
U.S. Treasury 0.25% 2025	220,270	215,849
U.S. Treasury 0.25% 2025	117,500	114,434
U.S. Treasury 0.25% 2025	19,507	19,031
U.S. Treasury 0.25% 2025	15,000	14,716
U.S. Treasury 0.375% 2025	1,988,262	1,942,077
U.S. Treasury 0.375% 2025	774,250	757,439
U.S. Treasury 2.00% 2025	20,000	21,070
U.S. Treasury 2.25% 2025	35,000	37,281
U.S. Treasury 2.625% 2025	135,324	145,924
U.S. Treasury 2.625% 2025	63,822	69,070
U.S. Treasury 2.75% 2025[2]	992,493	1,074,374
U.S. Treasury 2.75% 2025	31,813	34,524
U.S. Treasury 2.875% 2025	307,175	334,697
U.S. Treasury 2.875% 2025	32,900	35,892
U.S. Treasury 0.375% 2026	670,500	653,935
U.S. Treasury 0.50% 2026	1,019,644	999,798
U.S. Treasury 0.75% 2026	150,446	149,148
U.S. Treasury 1.625% 2026	145,900	150,132
U.S. Treasury 1.625% 2026	10,000	10,300
U.S. Treasury 1.625% 2026	—[1]	—[1]
U.S. Treasury 1.75% 2026	77,025	79,721
U.S. Treasury 1.875% 2026	41,000	42,828
U.S. Treasury 2.00% 2026	15,600	16,370
U.S. Treasury 2.125% 2026	54,000	57,145
U.S. Treasury 2.25% 2026	8,000	8,518
U.S. Treasury 2.50% 2026	24,000	25,849
U.S. Treasury 2.625% 2026	142,585	154,372
U.S. Treasury 0.375% 2027	132,509	125,182
U.S. Treasury 0.375% 2027	75,000	70,584
U.S. Treasury 0.50% 2027[2]	556,100	532,642
U.S. Treasury 0.50% 2027	470,216	447,048
U.S. Treasury 0.50% 2027	61,100	57,878
U.S. Treasury 0.50% 2027	16,000	15,295
U.S. Treasury 0.50% 2027	6,000	5,727
U.S. Treasury 0.625% 2027	147,389	140,349
U.S. Treasury 0.625% 2027	42,000	40,056
U.S. Treasury 0.625% 2027	8,000	7,735
U.S. Treasury 2.25% 2027	220,486	233,421
U.S. Treasury 2.25% 2027	3,000	3,187
U.S. Treasury 0.75% 2028	30,370	29,120
U.S. Treasury 1.125% 2028	208,381	204,741
U.S. Treasury 1.25% 2028	16,594	16,422
The Bond Fund of America — Page 2 of 63

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2028	$97,398	$106,238
U.S. Treasury 2.875% 2028	61,335	67,428
U.S. Treasury 2.875% 2028	3,760	4,136
U.S. Treasury 1.625% 2029	398	400
U.S. Treasury 2.375% 2029	2,000	2,127
U.S. Treasury 0.625% 2030	253,787	230,105
U.S. Treasury 0.625% 2030	17,638	16,061
U.S. Treasury 0.875% 2030	99,026	91,622
U.S. Treasury 1.50% 2030	14,399	14,230
U.S. Treasury 1.125% 2031	410,334	387,798
U.S. Treasury 1.125% 2040	255,059	208,515
U.S. Treasury 1.125% 2040	172,245	140,290
U.S. Treasury 1.375% 2040	194,875	166,032
U.S. Treasury 4.625% 2040	9,400	12,986
U.S. Treasury 1.875% 2041	368,609	343,584
U.S. Treasury 3.125% 2041	20,000	22,828
U.S. Treasury 4.375% 2041	11,500	15,521
U.S. Treasury 2.75% 2042	24,200	25,995
U.S. Treasury 2.75% 2042	7,000	7,527
U.S. Treasury 2.875% 2043	23,810	26,086
U.S. Treasury 3.00% 2044	900	1,005
U.S. Treasury 3.375% 2044	38,700	45,892
U.S. Treasury 3.00% 2045	15,100	16,886
U.S. Treasury 3.00% 2045	560	625
U.S. Treasury 2.25% 2046	4,500	4,376
U.S. Treasury 2.50% 2046	194,262	198,354
U.S. Treasury 2.50% 2046	27,000	27,570
U.S. Treasury 2.875% 2046	34,354	37,607
U.S. Treasury 2.75% 2047	20,593	22,056
U.S. Treasury 2.75% 2047	5,300	5,679
U.S. Treasury 3.00% 2047	140,013	156,924
U.S. Treasury 3.00% 2047	86,916	97,441
U.S. Treasury 3.00% 2048	167,901	188,546
U.S. Treasury 3.00% 2048	11,100	12,483
U.S. Treasury 3.125% 2048	5,150	5,918
U.S. Treasury 3.375% 2048	12,545	15,096
U.S. Treasury 2.25% 2049	193,147	187,120
U.S. Treasury 2.375% 2049	139,044	138,418
U.S. Treasury 2.875% 2049	241,100	265,213
U.S. Treasury 3.00% 2049	74,066	83,370
U.S. Treasury 1.25% 2050	675,450	510,937
U.S. Treasury 1.375% 2050[2]	1,357,654	1,061,264
U.S. Treasury 1.625% 2050	1,518,644	1,267,475
U.S. Treasury 2.00% 2050	34,561	31,667
U.S. Treasury 1.875% 2051	47,023	41,766
		23,264,444
U.S. Treasury inflation-protected securities 2.65%
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	88,725	88,955
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	89,530	93,929
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	109,886	117,666
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	478,793	509,445
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	79,208	85,761
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	31,111	33,752
The Bond Fund of America — Page 3 of 63

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	$8,215	$8,958
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	28,655	31,832
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	57,569	62,363
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	39,305	42,707
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	476,292	513,569
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	4,085	5,934
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	220,212	255,726
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	11,148	12,651
U.S. Treasury Inflation-Protected Security 0.875% 2047[3]	23,837	28,809
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	1,185	1,243
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	29,445	29,794
		1,923,094
Total U.S. Treasury bonds & notes		25,187,538
Corporate bonds, notes & loans 32.27% Financials 6.65%
ACE INA Holdings Inc. 2.875% 2022	1,585	1,640
ACE INA Holdings Inc. 3.35% 2026	100	109
ACE INA Holdings Inc. 4.35% 2045	1,465	1,736
AerCap Holdings NV 6.50% 2025	4,854	5,661
Allstate Corp. 0.75% 2025	1,839	1,809
Allstate Corp. 1.45% 2030	8,000	7,339
Allstate Corp. 3.85% 2049	9,000	9,927
Ally Financial Inc. 5.125% 2024	3,863	4,358
Ally Financial Inc. 5.80% 2025	6,400	7,425
Ally Financial Inc. 8.00% 2031	23,019	31,081
Ally Financial Inc. 8.00% 2031	16,630	23,187
American Express Co. 3.00% 2024	20,000	21,469
American International Group, Inc. 2.50% 2025	8,500	8,924
American International Group, Inc. 3.90% 2026	2,625	2,901
American International Group, Inc. 3.40% 2030	11,120	11,834
American International Group, Inc. 4.80% 2045	1,150	1,363
American International Group, Inc. 4.375% 2050	15,640	17,884
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,401
AXA Equitable Holdings, Inc. 3.90% 2023	3,617	3,846
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[4,5]	11,225	11,253
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.00% on 8/11/2021)[4,5]	1,850	1,853
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[4]	7,500	8,435
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	16,965	17,112
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[5]	64,483	64,724
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	57,555	61,844
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[5]	116,091	109,141
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	78,032	73,497
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[5]	56,487	56,680
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[5]	6,000	5,630
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[5]	1,477	1,508
Bank of China Ltd. (Hong Kong Branch) 3.875% 2025	667	726
Bank of China Ltd. (Hong Kong Branch) 4.00% 2028	244	265
The Bond Fund of America — Page 4 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of Montreal, junior subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2032)[4,5]	$1,950	$2,145
Bank of New Zealand 1.00% 2026[4]	63,625	62,386
Bank of Nova Scotia 1.05% 2026	69,216	68,164
Barclays Bank PLC 3.65% 2025	2,000	2,153
Barclays Bank PLC 4.95% 2047	5,000	6,052
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	24,838
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,482
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,466
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,804
BNP Paribas 3.50% 2023[4]	27,000	28,483
BNP Paribas 3.80% 2024[4]	30,525	32,931
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,5]	5,050	5,318
BNP Paribas 3.375% 2025[4]	32,250	34,656
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,5]	27,900	28,626
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,5]	22,650	22,167
Capital One Financial Corp. 4.25% 2025	17,500	19,406
Charles Schwab Corp., junior subordinated, 5.375% (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971 on 6/1/2025)[5]	3,750	4,152
China CITIC Bank International Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[5]	17,500	18,659
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[5]	33,800	34,365
Chubb INA Holdings Inc. 1.375% 2030	4,000	3,657
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[5]	35,287	37,360
CIT Group Inc. 5.25% 2025	15,651	17,656
Citigroup Inc. 2.35% 2021	16,500	16,617
Citigroup Inc. 2.90% 2021	13,500	13,717
Citigroup Inc. 4.60% 2026	4,175	4,714
Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[5]	2,225	2,435
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	20,000	20,001
Commonwealth Bank of Australia 2.688% 2031[4]	26,500	25,765
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[4,5]	17,850	18,489
Commonwealth Bank of Australia 3.305% 2041[4]	20,655	20,070
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,720
Cooperatieve Rabobank UA 2.625% 2024[4]	10,900	11,508
Credit Acceptance Corp. 6.625% 2026	1,488	1,570
Crédit Agricole SA 3.375% 2022[4]	10,250	10,495
Crédit Agricole SA 3.75% 2023[4]	21,000	22,336
Crédit Agricole SA 3.25% 2024[4]	6,200	6,659
Crédit Agricole SA 4.375% 2025[4]	10,030	11,028
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,5]	15,750	15,978
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,5]	18,625	18,229
Credit Suisse AG (New York Branch) 2.95% 2025	7,425	7,875
Credit Suisse Group AG 3.45% 2021	11,250	11,260
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	20,250	20,943
Credit Suisse Group AG 3.80% 2023	29,264	31,068
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]	3,100	3,216
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,5]	14,950	15,208
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,5]	30,575	29,499
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	8,385	9,002
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,5]	60,419	65,800
Danske Bank AS 2.00% 2021[4]	13,010	13,105
The Bond Fund of America — Page 5 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Danske Bank AS 2.70% 2022[4]	$13,475	$13,756
Danske Bank AS 3.875% 2023[4]	15,165	16,245
Deutsche Bank AG 3.375% 2021	2,100	2,106
Deutsche Bank AG 4.25% 2021	850	866
Deutsche Bank AG 3.30% 2022	4,575	4,754
Deutsche Bank AG 5.00% 2022	4,675	4,841
Deutsche Bank AG 3.95% 2023	9,097	9,613
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[5]	89,334	91,753
Deutsche Bank AG 3.70% 2024	15,250	16,324
Deutsche Bank AG 3.70% 2024	4,603	4,922
Deutsche Bank AG 1.447% 2025 (USD-SOFR + 1.131% on 4/1/2024)[5]	30,000	30,011
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[5]	41,050	44,486
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[5]	135,895	136,327
Deutsche Bank AG 4.10% 2026	16,415	17,760
Deutsche Bank AG 4.10% 2026	4,936	5,357
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	27,917	28,861
DNB Bank ASA 2.375% 2021[4]	22,700	22,778
Five Corners Funding Trust II 2.85% 2030[4]	4,300	4,435
GE Capital Funding, LLC 4.05% 2027[4]	27,775	30,973
GE Capital Funding, LLC 4.40% 2030[4]	59,580	67,504
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	14,747	15,186
Goldman Sachs Group, Inc. 3.50% 2025	14,230	15,423
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[5]	5,200	5,114
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[5]	43,942	43,078
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.364% 2026[6]	7,000	7,096
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[5]	89,771	89,009
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	5,000	5,482
Goldman Sachs Group, Inc. 2.60% 2030	16,925	17,144
Goldman Sachs Group, Inc. 3.80% 2030	9,419	10,382
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[5]	29,458	27,982
Groupe BPCE SA 2.75% 2023[4]	8,600	8,941
Groupe BPCE SA 5.70% 2023[4]	31,675	35,413
Groupe BPCE SA 4.625% 2024[4]	400	442
Groupe BPCE SA 5.15% 2024[4]	27,058	30,309
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	38,255	38,207
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,5]	10,000	9,681
Hartford Financial Services Group, Inc. 3.60% 2049	1,750	1,822
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	18,500	19,344
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[5]	13,041	12,843
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	2,340	2,632
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	37,900	41,055
HSBC Holdings PLC 4.95% 2030	3,150	3,681
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[5]	19,844	19,870
Icahn Enterprises Finance Corp. 6.25% 2022	2,228	2,234
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,289
Intercontinental Exchange, Inc. 3.00% 2050	9,722	9,103
Intercontinental Exchange, Inc. 3.00% 2060	841	750
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	17,508
Intesa Sanpaolo SpA 3.375% 2023[4]	42,466	44,277
Intesa Sanpaolo SpA 3.25% 2024[4]	7,560	8,058
Intesa Sanpaolo SpA 5.017% 2024[4]	116,668	127,495
Intesa Sanpaolo SpA 5.71% 2026[4]	24,105	27,034
Intesa Sanpaolo SpA 3.875% 2027[4]	10,275	11,120
Intesa Sanpaolo SpA 3.875% 2028[4]	4,974	5,302
The Bond Fund of America — Page 6 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 4.00% 2029[4]	$3,000	$3,216
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	5,000	5,427
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[5]	3,925	3,897
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	61,584	64,138
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[5]	31,914	31,185
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[5]	22,000	22,641
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[5]	114,610	111,836
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[5]	9,637	9,624
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[5]	7,696	7,300
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[5]	9,972	9,785
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	15,035	15,376
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	16,500	17,101
Lloyds Banking Group PLC 4.05% 2023	14,200	15,326
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[5]	13,460	14,659
Lloyds Banking Group PLC 4.582% 2025	5,143	5,747
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[5]	13,875	14,377
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[5]	16,000	15,903
Lloyds Banking Group PLC 4.375% 2028	2,560	2,876
Lloyds Banking Group PLC 4.55% 2028	3,500	3,989
LPL Financial Holdings Inc. 4.625% 2027[4]	20	21
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,713
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,823
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,448
Marsh & McLennan Companies, Inc. 4.75% 2039	750	926
Marsh & McLennan Companies, Inc. 4.90% 2049	5,250	6,719
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	139
MetLife, Inc. 3.60% 2025	100	110
MetLife, Inc. 4.55% 2030	2,000	2,335
MetLife, Inc. 4.60% 2046	800	978
Metropolitan Life Global Funding I 3.45% 2021[4]	1,500	1,525
Metropolitan Life Global Funding I 2.40% 2022[4]	5,965	6,121
Metropolitan Life Global Funding I 3.375% 2022[4]	3,000	3,073
Metropolitan Life Global Funding I 0.40% 2024[4]	17,648	17,576
Metropolitan Life Global Funding I 3.60% 2024[4]	3,000	3,238
Metropolitan Life Global Funding I 0.95% 2025[4]	5,007	4,956
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,548
Metropolitan Life Global Funding I 3.00% 2027[4]	3,500	3,777
Metropolitan Life Global Funding I 3.05% 2029[4]	5,000	5,297
Metropolitan Life Global Funding I 1.55% 2031[4]	2,284	2,122
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	7,451	7,513
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,464
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,054
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,880
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	18,000
Morgan Stanley 2.50% 2021	14,300	14,314
Morgan Stanley 2.75% 2022	13,054	13,409
Morgan Stanley 3.125% 2023	10,000	10,473
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[5]	20,000	19,969
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	57,500	61,147
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[5]	12,800	13,509
The Bond Fund of America — Page 7 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	$88,075	$86,008
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[5]	15,000	15,508
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[5]	36,790	34,369
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[5]	14,727	13,925
Morgan Stanley 2.802% 2052 (USD-SOFR + 1.43% on 1/25/2051)[5]	6,676	6,157
MSCI Inc. 3.625% 2030[4]	16,200	16,501
National Australia Bank Ltd. 2.50% 2022	15,500	15,896
National Australia Bank Ltd. 2.875% 2023	13,200	13,855
National Australia Bank Ltd. 2.332% 2030[4]	5,000	4,733
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	5,285
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	33,400	36,081
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[4,5]	3,000	3,239
Navient Corp. 5.50% 2023	7,000	7,284
Navient Corp. 5.875% 2024	1,000	1,053
Navient Corp. 6.75% 2025	2,500	2,717
Navient Corp. 5.00% 2027	6,250	6,274
New York Life Global Funding 1.70% 2021[4]	30,500	30,702
New York Life Global Funding 2.00% 2021[4]	700	700
New York Life Global Funding 2.25% 2022[4]	10,195	10,448
New York Life Global Funding 0.95% 2025[4]	1,403	1,392
New York Life Global Funding 0.85% 2026[4]	32,280	31,572
New York Life Global Funding 3.00% 2028[4]	2,250	2,402
New York Life Global Funding 1.20% 2030[4]	14,732	13,363
New York Life Insurance Company 3.75% 2050[4]	3,864	4,100
Northwestern Mutual Global Funding 0.80% 2026[4]	29,494	28,848
Nuveen, LLC 4.00% 2028[4]	1,515	1,704
OneMain Holdings, Inc. 7.125% 2026	7,800	9,006
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[4,5]	7,786	7,723
PNC Bank 3.50% 2023	17,840	18,968
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,624
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[5]	10,170	10,341
Power Financial Corp. Ltd. 4.50% 2029	5,000	5,314
Power Financial Corp. Ltd. 3.95% 2030	32,000	32,806
Power Financial Corp. Ltd. 3.35% 2031	8,670	8,473
PRICOA Global Funding I 2.45% 2022[4]	3,090	3,187
PRICOA Global Funding I 3.45% 2023[4]	11,825	12,667
Prudential Financial, Inc. 3.905% 2047	850	922
Prudential Financial, Inc. 4.418% 2048	1,000	1,163
Prudential Financial, Inc. 4.35% 2050	5,000	5,797
Prudential Financial, Inc. 3.70% 2051	9,850	10,446
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	4,008
Rabobank Nederland 4.375% 2025	5,945	6,588
Rede D’Or Finance SARL 4.50% 2030[4]	7,200	7,079
Royal Bank of Canada 3.20% 2021	10,000	10,021
Royal Bank of Canada 1.15% 2025	5,931	5,930
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[5]	14,130	15,263
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[5]	2,500	2,605
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[5]	11,600	12,929
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	2,650	3,069
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,753
The Bond Fund of America — Page 8 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Santander Holdings USA, Inc. 3.50% 2024	$13,325	$14,254
Santander Holdings USA, Inc. 3.244% 2026	15,000	15,879
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,601
Starwood Property Trust, Inc. 5.50% 2023[4]	2,295	2,401
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	30,293
Svenska Handelsbanken AB 1.875% 2021	8,920	8,981
Synchrony Financial 2.85% 2022	8,750	8,988
Synchrony Financial 4.375% 2024	5,825	6,353
Toronto-Dominion Bank 0.55% 2024	30,000	29,973
Toronto-Dominion Bank 2.65% 2024	18,625	19,764
Toronto-Dominion Bank 0.75% 2025	23,900	23,429
Toronto-Dominion Bank 0.75% 2026	19,975	19,525
Travelers Companies, Inc. 4.00% 2047	2,250	2,567
Travelers Companies, Inc. 4.10% 2049	1,500	1,758
Travelers Companies, Inc. 2.55% 2050	3,815	3,420
U.S. Bancorp 2.40% 2024	19,000	20,036
U.S. Bank NA 2.85% 2023	21,000	21,968
U.S. Bank NA 3.40% 2023	13,125	14,022
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,5]	20,772	20,484
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,5]	2,600	2,727
UniCredit SpA 3.75% 2022[4]	37,450	38,559
UniCredit SpA 6.572% 2022[4]	34,360	35,823
UniCredit SpA 4.625% 2027[4]	28,385	31,968
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]	29,477	32,676
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[4,5]	18,617	21,955
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[4,5]	1,115	1,184
VEB Finance Ltd. 6.80% 2025[4]	500	588
Wells Fargo & Company 2.10% 2021	41,300	41,538
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[5]	34,456	35,210
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[5]	88,587	92,580
Wells Fargo & Company 3.00% 2026	34,533	36,928
Wells Fargo & Company 3.00% 2026	3,301	3,525
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[5]	38,880	41,702
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[5]	9,049	9,329
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[5]	9,716	9,776
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[5]	31,019	31,989
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[5]	11,339	12,122
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[5]	20,125	19,122
Willis North America Inc. 2.95% 2029	2,130	2,203
Willis North America Inc. 3.875% 2049	5,850	6,235
		4,824,586
Utilities 4.68%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[4]	20,500	22,902
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[4]	600	681
AEP Transmission Co. LLC 3.10% 2026	16,975	18,369
AEP Transmission Co. LLC 3.15% 2049	3,179	3,111
AEP Transmission Co. LLC 3.65% 2050	1,675	1,785
AES Panama Generation Holdings SRL 4.375% 2030[4]	8,565	8,878
Ameren Corp. 2.50% 2024	1,616	1,701
The Bond Fund of America — Page 9 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Ameren Corp. 1.75% 2028	$12,825	$12,416
Ameren Corp. 3.50% 2031	20,635	21,935
American Electric Power Company, Inc. 1.00% 2025	3,075	3,016
American Electric Power Company, Inc. 4.30% 2028	31,133	35,032
American Electric Power Company, Inc. 2.30% 2030	8,250	8,065
American Electric Power Company, Inc. 3.25% 2050	22,050	20,567
Atlantic City Electric Co. 2.30% 2031	10,600	10,489
Berkshire Hathaway Energy Company 2.80% 2023	8,650	8,999
Berkshire Hathaway Energy Company 4.50% 2045	200	233
Calpine Corp. 5.25% 2026[4]	6,902	7,107
Calpine Corp. 4.50% 2028[4]	4,000	4,040
Cemig Geração e Transmissão SA 9.25% 2024	700	801
CenterPoint Energy, Inc. 2.95% 2030	5,749	5,911
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,757
CenterPoint Energy, Inc. 2.90% 2050	1,875	1,759
Cleveland Electric Illuminating Co. 4.55% 2030[4]	2,500	2,779
CMS Energy Corp. 3.875% 2024	5,000	5,385
CMS Energy Corp. 3.00% 2026	2,853	3,031
CMS Energy Corp. 3.45% 2027	3,550	3,906
CMS Energy Corp. 4.875% 2044	100	119
Colbun SA 3.95% 2027[4]	8,215	8,975
Comisión Federal de Electricidad 3.348% 2031[4]	18,263	17,602
Comisión Federal de Electricidad 4.677% 2051[4]	23,419	22,033
Connecticut Light and Power Co. 0.75% 2025	23,525	23,109
Consolidated Edison Company of New York, Inc. 3.95% 2050	3,000	3,263
Consumers Energy Co. 0.35% 2023	2,350	2,347
Consumers Energy Co. 3.25% 2046	58	58
Consumers Energy Co. 3.10% 2050	15,000	14,813
Consumers Energy Co. 3.75% 2050	5,000	5,525
Dominion Resources, Inc. 3.30% 2025	2,113	2,270
Dominion Resources, Inc. 3.375% 2030	21,425	22,838
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	17,600	18,756
DPL Inc. 4.125% 2025[4]	1,040	1,103
DTE Energy Co. 2.85% 2026	6,100	6,453
Duke Energy Carolinas, LLC 2.95% 2026	10,000	10,781
Duke Energy Carolinas, LLC 2.45% 2029	32,180	32,608
Duke Energy Carolinas, LLC 2.45% 2030	25,000	25,212
Duke Energy Carolinas, LLC 2.55% 2031	12,672	12,771
Duke Energy Carolinas, LLC 3.45% 2051	10,000	10,242
Duke Energy Corp. 0.90% 2025	3,125	3,060
Duke Energy Corp. 3.40% 2029	5,000	5,355
Duke Energy Indiana, Inc. 3.25% 2049	3,875	3,831
Duke Energy Ohio, Inc. 2.125% 2030	8,850	8,620
Duke Energy Progress, LLC 2.50% 2050	7,175	6,133
Edison International 3.125% 2022	13,250	13,701
Edison International 3.55% 2024	32,287	34,727
Edison International 4.95% 2025	8,979	10,037
Edison International 5.75% 2027	34,743	40,582
Edison International 4.125% 2028	52,900	56,814
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	22,801	25,953
Emera US Finance LP 2.70% 2021	3,085	3,093
Empresas Publicas de Medellin ESP 4.25% 2029[4]	1,046	1,061
Empresas Publicas de Medellin ESP 4.375% 2031[4]	9,760	9,794
Enel Chile SA 4.875% 2028	3,045	3,531
The Bond Fund of America — Page 10 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enel Finance International SA 4.625% 2025[4]	$29,000	$32,859
Engie Energia Chile SA 3.40% 2030[4]	7,054	7,315
ENN Energy Holdings Ltd. 2.625% 2030[4]	24,093	23,191
Entergy Corp. 2.95% 2026	38,885	41,493
Entergy Corp. 1.90% 2028	34,227	33,484
Entergy Corp. 1.60% 2030	4,400	4,104
Entergy Corp. 2.80% 2030	5,533	5,580
Entergy Corp. 2.40% 2031	14,600	14,138
Entergy Corp. 3.75% 2050	4,008	4,033
Entergy Louisiana, LLC 2.90% 2051	17,647	16,228
Entergy Texas, Inc. 1.75% 2031	13,150	12,225
Evergy Metro, Inc. 2.25% 2030	6,500	6,427
Eversource Energy 0.80% 2025	985	961
Eversource Energy 2.55% 2031	25,000	25,061
Exelon Corp. 4.05% 2030	12,425	13,855
Exelon Corp. 4.70% 2050	2,850	3,425
Exelon Corp., junior subordinated, 3.497% 2022[5]	21,000	21,663
FirstEnergy Corp. 3.35% 2022[5]	29,298	29,749
FirstEnergy Corp. 1.60% 2026	20,005	19,477
FirstEnergy Corp. 4.40% 2027[5]	117,281	126,210
FirstEnergy Corp. 3.50% 2028[4]	8,321	8,519
FirstEnergy Corp. 2.25% 2030	86,200	80,051
FirstEnergy Corp. 2.65% 2030	88,340	84,138
FirstEnergy Corp. 3.40% 2050	7,526	6,620
FirstEnergy Corp., Series B, 4.75% 2023[5]	17,185	18,116
FirstEnergy Transmission LLC 2.866% 2028[4]	67,475	68,133
Florida Power & Light Company 5.95% 2038	4,250	5,801
Georgia Power Co. 3.70% 2050	4,285	4,413
Gulf Power Co. 3.30% 2027	9,938	10,766
Interstate Power and Light Co. 3.25% 2024	17,557	18,968
Interstate Power and Light Co. 2.30% 2030	6,400	6,326
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,433
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	9,156
Jersey Central Power & Light Co. 4.30% 2026[4]	4,480	4,902
Metropolitan Edison Co. 4.30% 2029[4]	5,000	5,516
Mississippi Power Co. 3.95% 2028	9,496	10,480
Mississippi Power Co. 4.25% 2042	21,987	24,321
National Grid PLC 3.15% 2027[4]	1,105	1,178
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	4,010
NextEra Energy Capital Holdings, Inc. 2.75% 2025	7,055	7,462
NextEra Energy Capital Holdings, Inc. 2.75% 2029	4,511	4,631
NextEra Energy Partners, LP 4.25% 2024[4]	4,715	4,968
NextEra Energy Partners, LP 3.875% 2026[4]	3,535	3,714
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,050	2,213
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,428
Northern States Power Co. 2.25% 2031	14,025	14,026
Northern States Power Co. 3.40% 2042	50	52
Northern States Power Co. 3.60% 2047	505	541
Northern States Power Co. 2.60% 2051	12,485	11,214
Northern States Power Co. 3.20% 2052	1,625	1,634
NRG Energy, Inc. 7.25% 2026	8,773	9,137
Oncor Electric Delivery Company LLC 0.55% 2025[4]	8,100	7,857
Pacific Gas and Electric Co. 1.75% 2022	33,900	33,953
Pacific Gas and Electric Co. 1.367% 2023	50,800	50,820
The Bond Fund of America — Page 11 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.25% 2023	$8,514	$8,872
Pacific Gas and Electric Co. 3.85% 2023	15,559	16,520
Pacific Gas and Electric Co. 4.25% 2023	15,204	16,228
Pacific Gas and Electric Co. 3.40% 2024	13,465	14,276
Pacific Gas and Electric Co. 3.75% 2024	8,212	8,739
Pacific Gas and Electric Co. 2.95% 2026	70,655	72,880
Pacific Gas and Electric Co. 3.15% 2026	175,574	183,040
Pacific Gas and Electric Co. 2.10% 2027	22,480	22,042
Pacific Gas and Electric Co. 3.30% 2027	49,569	51,842
Pacific Gas and Electric Co. 3.30% 2027	23,039	24,049
Pacific Gas and Electric Co. 3.75% 2028	35,404	37,565
Pacific Gas and Electric Co. 4.65% 2028	46,741	51,527
Pacific Gas and Electric Co. 4.55% 2030	108,037	117,262
Pacific Gas and Electric Co. 2.50% 2031	85,687	80,915
Pacific Gas and Electric Co. 3.25% 2031	17,550	17,510
Pacific Gas and Electric Co. 3.30% 2040	26,450	24,024
Pacific Gas and Electric Co. 3.75% 2042	35,896	33,010
Pacific Gas and Electric Co. 3.95% 2047	5,700	5,267
Pacific Gas and Electric Co. 3.50% 2050	66,783	58,153
Peco Energy Co. 2.80% 2050	21,550	20,129
PG&E Corp. 5.25% 2030	2,450	2,600
Progress Energy, Inc. 7.00% 2031	8,568	11,455
Public Service Company of Colorado 2.50% 2023	1,430	1,474
Public Service Company of Colorado 1.875% 2031	65,975	63,199
Public Service Company of Colorado 4.30% 2044	880	1,018
Public Service Company of Colorado 3.80% 2047	2,182	2,357
Public Service Electric and Gas Co. 0.95% 2026	45,475	44,884
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,360
Public Service Electric and Gas Co. 3.15% 2050	15,000	15,019
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,440
Public Service Enterprise Group Inc. 2.25% 2026	1,000	1,047
Public Service Enterprise Group Inc. 3.00% 2027	2,250	2,418
Public Service Enterprise Group Inc. 1.60% 2030	14,725	13,590
Public Service Enterprise Group Inc. 3.20% 2049	2,475	2,473
Puget Energy, Inc. 6.00% 2021	4,306	4,402
Puget Energy, Inc. 5.625% 2022	7,536	7,931
San Diego Gas & Electric Co. 1.70% 2030	32,187	30,279
San Diego Gas & Electric Co. 4.50% 2040	3,723	4,333
San Diego Gas & Electric Co. 4.10% 2049	4,098	4,621
San Diego Gas & Electric Co. 3.32% 2050	2,025	2,000
Southern California Edison Co., (3-month USD-LIBOR + 0.27%) 0.454% 2021[6]	4,650	4,653
Southern California Edison Co. 1.845% 2022	1,811	1,813
Southern California Edison Co. 3.50% 2023	4,060	4,316
Southern California Edison Co. 1.10% 2024	70,650	70,701
Southern California Edison Co. 3.70% 2025	44,523	48,663
Southern California Edison Co. 1.20% 2026	5,000	4,933
Southern California Edison Co. 3.65% 2028	8,852	9,658
Southern California Edison Co. 2.85% 2029	50,044	50,901
Southern California Edison Co. 4.20% 2029	21,825	24,293
Southern California Edison Co. 2.25% 2030	17,033	16,517
Southern California Edison Co. 6.00% 2034	11,424	14,963
Southern California Edison Co. 5.35% 2035	30,475	37,035
Southern California Edison Co. 5.75% 2035	6,666	8,592
Southern California Edison Co. 5.625% 2036	5,649	7,048
The Bond Fund of America — Page 12 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.55% 2037	$6,400	$7,709
Southern California Edison Co. 5.95% 2038	11,255	14,382
Southern California Edison Co. 6.05% 2039	2,411	3,143
Southern California Edison Co. 4.50% 2040	20,867	23,392
Southern California Edison Co. 4.00% 2047	23,321	24,062
Southern California Edison Co. 4.125% 2048	17,773	18,684
Southern California Edison Co. 4.875% 2049	6,255	7,278
Southern California Edison Co. 3.65% 2050	59,758	59,219
Southern California Edison Co. 2.95% 2051	23,343	20,532
Southern California Edison Co., Series C, 3.60% 2045	9,674	9,555
Southern California Gas Company 2.60% 2026	1,431	1,510
Southern California Gas Company 2.55% 2030	13,937	14,025
Southern Co. 4.40% 2046	2,090	2,333
Southwestern Electric Power Company 1.65% 2026	27,850	27,961
State Grid Overseas Investment Ltd. 3.50% 2027	7,200	7,846
State Grid Overseas Investment Ltd. 4.25% 2028	700	787
Talen Energy Corp. 7.25% 2027[4]	12,024	12,313
Talen Energy Corp. 6.625% 2028[4]	8,215	8,230
Talen Energy Supply, LLC 7.625% 2028[4]	1,590	1,613
Virginia Electric and Power Co. 2.875% 2029	4,944	5,168
Virginia Electric and Power Co. 4.00% 2043	1,437	1,600
Virginia Electric and Power Co. 2.45% 2050	14,425	12,348
Vistra Operations Co. LLC 3.55% 2024[4]	8,000	8,377
Vistra Operations Co. LLC 5.00% 2027[4]	1,000	1,031
Wisconsin Power and Light Co. 3.65% 2050	2,675	2,802
Xcel Energy Inc. 3.35% 2026	14,219	15,422
Xcel Energy Inc. 2.60% 2029	21,950	22,181
Xcel Energy Inc. 3.40% 2030	10,000	10,764
Xcel Energy Inc. 6.50% 2036	968	1,373
Xcel Energy Inc. 3.50% 2049	3,225	3,236
		3,396,512
Energy 3.87%
Apache Corp. 4.875% 2027	2,368	2,431
Apache Corp. 4.375% 2028	17	17
Apache Corp. 4.25% 2030	9,050	8,832
Apache Corp. 6.00% 2037	6,135	6,724
Apache Corp. 5.10% 2040	4,860	4,760
Apache Corp. 4.75% 2043	22,605	21,000
Apache Corp. 4.25% 2044	8,800	7,942
Apache Corp. 5.35% 2049	20,669	19,791
BP Capital Markets America Inc. 1.749% 2030	1,724	1,631
BP Capital Markets America Inc. 2.772% 2050	2,002	1,751
BP Capital Markets America Inc. 2.939% 2051	1,480	1,323
BP Capital Markets PLC 3.79% 2024	33,530	36,393
BP Capital Markets PLC 3.41% 2026	17,500	19,051
BP Capital Markets PLC 4.234% 2028	2,500	2,838
BP Capital Markets PLC 3.00% 2050	12,427	11,412
Canadian Natural Resources Ltd. 3.45% 2021	800	809
Canadian Natural Resources Ltd. 2.95% 2023	16,235	16,853
Canadian Natural Resources Ltd. 3.80% 2024	10,500	11,243
Canadian Natural Resources Ltd. 2.05% 2025	7,620	7,713
Canadian Natural Resources Ltd. 3.85% 2027	49,083	53,181
Canadian Natural Resources Ltd. 2.95% 2030	24,197	24,164
The Bond Fund of America — Page 13 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 4.95% 2047	$1,441	$1,673
Cenovus Energy Inc. 3.80% 2023	3,940	4,167
Cenovus Energy Inc. 5.375% 2025	59,215	66,595
Cenovus Energy Inc. 4.25% 2027	47,145	51,027
Cenovus Energy Inc. 5.25% 2037	9,149	9,910
Cenovus Energy Inc. 5.40% 2047	56,113	62,608
Cheniere Energy Partners, LP 5.625% 2026	29	30
Cheniere Energy Partners, LP 4.50% 2029	5,050	5,244
Cheniere Energy, Inc. 5.125% 2027	3,000	3,434
Cheniere Energy, Inc. 4.625% 2028[4]	8,545	8,885
Cheniere Energy, Inc. 3.70% 2029	65,674	69,339
Chesapeake Energy Corp. 5.50% 2026[4]	1,405	1,465
Chesapeake Energy Corp. 5.875% 2029[4]	1,210	1,285
Chevron Corp. 2.10% 2021	10,000	10,012
Chevron Corp. 2.498% 2022	9,675	9,859
Chevron Corp. 2.954% 2026	6,340	6,802
Chevron Corp. 1.995% 2027	16,399	16,780
Chevron Corp. 2.236% 2030	12,694	12,641
Chevron USA Inc. 0.687% 2025	12,476	12,244
Chevron USA Inc. 1.018% 2027	23,931	23,054
Chevron USA Inc. 4.95% 2047	9,399	11,845
CNX Resources Corp. 7.25% 2027[4]	20	22
CNX Resources Corp. 6.00% 2029[4]	1,608	1,674
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,262
ConocoPhillips 4.30% 2028[4]	12,059	13,682
ConocoPhillips 2.40% 2031[4]	4,106	4,057
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[4,7]	3,538	1,000
DCP Midstream Operating LP 4.95% 2022	1,495	1,535
Diamond Offshore Drilling, Inc. 4.875% 2043[8]	13,470	2,357
Diamondback Energy, Inc. 4.40% 2051	4,951	5,081
Enbridge Energy Partners, LP 5.875% 2025	5,000	5,896
Enbridge Energy Partners, LP 7.375% 2045	32,973	46,742
Enbridge Inc. 4.00% 2023	20,350	21,836
Enbridge Inc. 3.50% 2024	2,291	2,452
Endeavor Energy Resources, LP 6.625% 2025[4]	1,995	2,135
Energy Transfer Operating, LP 5.875% 2024	2,043	2,276
Energy Transfer Operating, LP 2.90% 2025	23,003	23,960
Energy Transfer Operating, LP 5.50% 2027	10,000	11,547
Energy Transfer Operating, LP 3.75% 2030	27,624	28,512
Energy Transfer Operating, LP 5.00% 2050	128,367	133,069
Energy Transfer Partners, LP 4.20% 2023	5,725	6,136
Energy Transfer Partners, LP 4.50% 2024	2,975	3,248
Energy Transfer Partners, LP 4.20% 2027	4,250	4,638
Energy Transfer Partners, LP 4.95% 2028	7,500	8,398
Energy Transfer Partners, LP 6.125% 2045	19,678	22,697
Energy Transfer Partners, LP 5.30% 2047	32,861	34,805
Energy Transfer Partners, LP 6.00% 2048	17,891	20,610
Energy Transfer Partners, LP 6.25% 2049	21,248	24,994
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	22,000	19,552
Enterprise Products Operating LLC 2.80% 2030	3,768	3,895
Enterprise Products Operating LLC 3.20% 2052	18,487	16,912
EOG Resources, Inc. 4.375% 2030	3,610	4,150
EQM Midstream Partners, LP 4.75% 2023	2,500	2,598
EQM Midstream Partners, LP 6.50% 2027[4]	3,520	3,832
The Bond Fund of America — Page 14 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EQM Midstream Partners, LP 5.50% 2028	$8,300	$8,731
EQM Midstream Partners, LP 4.50% 2029[4]	5,120	4,999
EQT Corp. 3.00% 2022	23,035	23,459
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[5]	5,562	6,409
EQT Corp. 3.90% 2027	11,000	11,241
EQT Corp. 5.00% 2029	1,175	1,260
EQT Corp. 8.50% 2030[5]	15,000	19,148
Equinor ASA 3.625% 2028	8,379	9,205
Equinor ASA 3.125% 2030	22,503	23,822
Equinor ASA 3.25% 2049	5,687	5,579
Exxon Mobil Corp. 2.019% 2024	48,818	50,857
Exxon Mobil Corp. 2.992% 2025	6,330	6,788
Exxon Mobil Corp. 2.44% 2029	4,098	4,164
Exxon Mobil Corp. 2.61% 2030	20,000	20,406
Exxon Mobil Corp. 2.995% 2039	890	868
Exxon Mobil Corp. 4.227% 2040	2,000	2,253
Exxon Mobil Corp. 3.452% 2051	5,099	5,159
Gazprom OJSC 6.51% 2022[4]	8,350	8,763
Gray Oak Pipeline, LLC 3.45% 2027[4]	8,374	8,655
Harvest Midstream I, LP 7.50% 2028[4]	1,988	2,141
Hilcorp Energy I, LP 5.75% 2029[4]	2,125	2,148
KazMunayGas National Co. JSC 4.75% 2027	2,560	2,925
Kinder Morgan, Inc. 3.15% 2023	1,280	1,337
Kinder Morgan, Inc. 4.30% 2028	10,000	11,194
Kinder Morgan, Inc. 2.00% 2031	10,000	9,315
Kinder Morgan, Inc. 5.05% 2046	6,575	7,449
Kinder Morgan, Inc. 5.20% 2048	9,524	10,893
Kinder Morgan, Inc. 3.25% 2050	3,345	2,938
Kinder Morgan, Inc. 3.60% 2051	5,962	5,565
Marathon Oil Corp. 3.85% 2025	5,000	5,363
Marathon Oil Corp. 4.40% 2027	5,755	6,340
MPLX LP 3.50% 2022	8,500	8,873
MPLX LP 1.75% 2026	19,782	19,826
MPLX LP 4.80% 2029	4,138	4,748
MPLX LP 2.65% 2030	29,345	28,792
MPLX LP 5.50% 2049	38,935	45,811
Murphy Oil Corp. 6.375% 2028	6,250	6,266
Murphy Oil USA, Inc. 3.75% 2031[4]	1,335	1,315
MV24 Capital BV 6.748% 2034[4]	1,878	1,955
New Fortress Energy Inc. 6.50% 2026[4]	6,595	6,661
NGL Energy Operating LLC 7.50% 2026[4]	6,055	6,233
Occidental Petroleum Corp. 2.90% 2024	19,625	19,434
Occidental Petroleum Corp. 8.00% 2025	3,930	4,519
Occidental Petroleum Corp. 3.20% 2026	1,105	1,062
Occidental Petroleum Corp. 3.40% 2026	3,350	3,257
Occidental Petroleum Corp. 3.50% 2029	6,577	6,179
Occidental Petroleum Corp. 4.20% 2048	4,250	3,459
Oleoducto Central SA 4.00% 2027	7,845	8,317
Oleoducto Central SA 4.00% 2027[4]	5,040	5,343
ONEOK, Inc. 2.20% 2025	439	447
ONEOK, Inc. 5.85% 2026	34,246	40,132
ONEOK, Inc. 4.00% 2027	5,403	5,867
ONEOK, Inc. 4.55% 2028	1,780	1,961
ONEOK, Inc. 4.35% 2029	3,154	3,443
The Bond Fund of America — Page 15 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 3.10% 2030	$28,676	$28,909
ONEOK, Inc. 6.35% 2031	29,062	36,558
ONEOK, Inc. 4.95% 2047	947	993
ONEOK, Inc. 5.20% 2048	31,420	34,425
ONEOK, Inc. 4.45% 2049	3,299	3,296
ONEOK, Inc. 4.50% 2050	7,802	7,840
ONEOK, Inc. 7.15% 2051	14,588	19,726
Petrobras Global Finance Co. 8.75% 2026	2,600	3,258
Petrobras Global Finance Co. 5.093% 2030	1,962	2,042
Petrobras Global Finance Co. 6.90% 2049	19,000	20,838
Petrobras Global Finance Co. 6.75% 2050	2,190	2,342
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.827% 2022[6]	7,000	7,105
Petróleos Mexicanos 4.875% 2022	9,734	9,933
Petróleos Mexicanos 5.375% 2022	11,135	11,410
Petróleos Mexicanos 3.50% 2023	600	608
Petróleos Mexicanos 4.625% 2023	400	413
Petróleos Mexicanos 4.875% 2024	1,881	1,937
Petróleos Mexicanos 6.875% 2025[4]	66,015	71,598
Petróleos Mexicanos 6.875% 2025	9,946	10,787
Petróleos Mexicanos 4.50% 2026	9,922	9,868
Petróleos Mexicanos 6.875% 2026	110,761	118,760
Petróleos Mexicanos 6.50% 2027	75,432	78,949
Petróleos Mexicanos 5.35% 2028	2,745	2,674
Petróleos Mexicanos 6.84% 2030	15,877	16,143
Petróleos Mexicanos 5.95% 2031	8,338	8,020
Petróleos Mexicanos 7.69% 2050	23,125	21,437
Phillips 66 2.15% 2030	2,876	2,724
Pioneer Natural Resources Company 1.125% 2026	1,055	1,037
Pioneer Natural Resources Company 1.90% 2030	19,910	18,493
Pioneer Natural Resources Company 2.15% 2031	2,020	1,911
Plains All American Pipeline, LP 3.80% 2030	7,941	8,097
PTT Exploration and Production PCL 2.587% 2027[4]	7,780	8,012
Rattler Midstream Partners LP 5.625% 2025[4]	1,317	1,378
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	4,882
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	15,190
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,789
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	24,041
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	39,562
Sabine Pass Liquefaction, LLC 4.50% 2030	42,314	47,570
Saudi Arabian Oil Co. 2.875% 2024[4]	8,448	8,906
Saudi Arabian Oil Co. 1.625% 2025[4]	6,950	7,004
Saudi Arabian Oil Co. 3.50% 2029[4]	4,835	5,157
Saudi Arabian Oil Co. 4.375% 2049[4]	1,325	1,440
Shell International Finance BV 3.50% 2023	7,500	8,092
Shell International Finance BV 2.00% 2024	3,250	3,404
Shell International Finance BV 2.375% 2025	14,000	14,771
Shell International Finance BV 3.875% 2028	4,680	5,229
Shell International Finance BV 2.375% 2029	19,511	19,704
Shell International Finance BV 3.125% 2049	3,490	3,373
Shell International Finance BV 3.25% 2050	7,401	7,264
Sinopec Group Overseas Development (2018) Ltd. 1.45% 2026[4]	10,500	10,385
Sinopec Group Overseas Development (2018) Ltd. 2.30% 2031[4]	11,940	11,425
Sinopec Group Overseas Development (2018) Ltd. 3.10% 2051[4]	27,125	24,941
Southwestern Energy Co. 7.50% 2026	4,000	4,238
The Bond Fund of America — Page 16 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 8.375% 2028	$1,300	$1,429
Sunoco Logistics Operating Partners, LP 4.00% 2027	15,000	16,141
Sunoco Logistics Operating Partners, LP 5.40% 2047	37,806	40,881
Sunoco LP 6.00% 2027	4,210	4,410
Sunoco LP 4.50% 2029[4]	3,215	3,209
Tallgrass Energy Partners, LP 7.50% 2025[4]	1,370	1,477
Targa Resources Partners LP 5.875% 2026	7,180	7,530
Targa Resources Partners LP 6.875% 2029	6,000	6,621
Targa Resources Partners LP 5.50% 2030	8,660	9,101
Targa Resources Partners LP 4.875% 2031[4]	2,190	2,222
Total Capital International 3.455% 2029	4,640	5,045
Total Capital International 3.461% 2049	2,600	2,614
Total Capital International 3.127% 2050	11,243	10,614
TransCanada PipeLines Ltd. 4.10% 2030	40,803	45,533
TransCanada PipeLines Ltd. 5.10% 2049	13,500	16,558
Transportadora de Gas Peru SA 4.25% 2028[4]	2,535	2,801
Western Gas Partners LP 5.30% 2048	2,000	2,012
Western Midstream Operating, LP 4.35% 2025[5]	8,964	9,292
Western Midstream Operating, LP 5.30% 2030[5]	6,606	7,182
Western Midstream Operating, LP 6.50% 2050[5]	15,036	16,285
Williams Companies, Inc. 2.60% 2031	23,510	23,009
Williams Companies, Inc. 3.50% 2030	33,385	35,433
Williams Partners LP 3.90% 2025	1,391	1,508
Williams Partners LP 6.30% 2040	2,938	3,784
Williams Partners LP 5.10% 2045	1,626	1,869
WPX Energy, Inc. 5.25% 2024	638	709
WPX Energy, Inc. 5.25% 2027	2,500	2,668
WPX Energy, Inc. 5.875% 2028	1,347	1,487
WPX Energy, Inc. 4.50% 2030	12,331	13,296
		2,807,200
Health care 3.57%
Abbott Laboratories 3.40% 2023	6,785	7,274
Abbott Laboratories 3.75% 2026	1,023	1,149
Abbott Laboratories 4.75% 2036	200	248
AbbVie Inc. 2.30% 2021	14,335	14,342
AbbVie Inc. 3.45% 2022	16,500	16,883
AbbVie Inc. 2.60% 2024	30,200	31,901
AbbVie Inc. 2.95% 2026	23,018	24,525
AbbVie Inc. 3.20% 2029	31,831	33,886
AmerisourceBergen Corp. 0.737% 2023	16,077	16,093
AmerisourceBergen Corp. 2.70% 2031	42,160	42,120
Amgen Inc. 2.45% 2030	25,000	25,212
Amgen Inc. 3.375% 2050	4,705	4,712
Anthem, Inc. 2.95% 2022	11,000	11,430
Anthem, Inc. 2.375% 2025	1,534	1,604
AstraZeneca PLC 2.375% 2022	14,650	14,975
AstraZeneca PLC 3.50% 2023	15,207	16,218
AstraZeneca PLC 3.375% 2025	25,790	28,092
AstraZeneca PLC 0.70% 2026	6,589	6,349
AstraZeneca PLC 4.00% 2029	2,027	2,277
AstraZeneca PLC 1.375% 2030	10,000	9,180
Avantor Funding, Inc. 4.625% 2028[4]	6,320	6,608
Bayer US Finance II LLC 3.875% 2023[4]	14,400	15,532
The Bond Fund of America — Page 17 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer US Finance II LLC 4.25% 2025[4]	$32,819	$36,553
Bayer US Finance II LLC 4.375% 2028[4]	31,900	36,052
Bayer US Finance II LLC 4.875% 2048[4]	2,276	2,730
Becton, Dickinson and Company 2.894% 2022	19,382	19,887
Becton, Dickinson and Company 3.363% 2024	41,795	44,916
Becton, Dickinson and Company 3.734% 2024	5,000	5,464
Becton, Dickinson and Company 3.70% 2027	44,436	49,053
Becton, Dickinson and Company 2.823% 2030	6,943	7,126
Becton, Dickinson and Company 3.794% 2050	2,526	2,691
Boston Scientific Corp. 3.375% 2022	3,100	3,201
Boston Scientific Corp. 3.45% 2024	1,985	2,132
Boston Scientific Corp. 3.75% 2026	14,029	15,500
Boston Scientific Corp. 2.65% 2030	42,440	42,884
Boston Scientific Corp. 4.70% 2049	1,025	1,241
Bristol-Myers Squibb Company 2.90% 2024	9,095	9,724
Bristol-Myers Squibb Company 0.75% 2025	14,900	14,684
Bristol-Myers Squibb Company 3.20% 2026	11,838	12,886
Bristol-Myers Squibb Company 3.40% 2029	7,107	7,775
Bristol-Myers Squibb Company 1.45% 2030	20,772	19,433
Centene Corp. 5.375% 2026[4]	10,415	10,904
Centene Corp. 5.375% 2026[4]	3,175	3,357
Centene Corp. 4.25% 2027	58,085	61,171
Centene Corp. 4.625% 2029	42,335	45,874
Centene Corp. 3.00% 2030	23,055	23,046
Centene Corp. 3.375% 2030	45,137	45,631
Centene Corp. 2.50% 2031	77,725	74,326
Charles River Laboratories International, Inc. 3.75% 2029[4]	4,335	4,347
Cigna Corp. 3.75% 2023	3,263	3,491
Cigna Corp. 4.375% 2028	17,927	20,529
Cigna Corp. 2.375% 2031	70,392	69,298
Cigna Corp. 4.80% 2038	2,020	2,419
CVS Health Corp. 1.30% 2027	10,000	9,615
CVS Health Corp. 4.30% 2028	3,525	4,005
CVS Health Corp. 1.75% 2030	10,000	9,342
CVS Health Corp. 3.75% 2030	6,000	6,553
CVS Health Corp. 1.875% 2031	20,000	18,802
CVS Health Corp. 5.05% 2048	1,704	2,095
CVS Health Corp. 4.25% 2050	8,451	9,503
Elanco Animal Health Inc. 5.022% 2023	4,700	5,067
Eli Lilly and Company 2.35% 2022	3,816	3,905
Eli Lilly and Company 2.75% 2025	250	266
Eli Lilly and Company 3.375% 2029	14,815	16,332
EMD Finance LLC 2.95% 2022[4]	9,600	9,796
EMD Finance LLC 3.25% 2025[4]	32,370	34,756
GlaxoSmithKline PLC 2.875% 2022	6,417	6,585
GlaxoSmithKline PLC 3.375% 2023	41,545	44,155
GlaxoSmithKline PLC 3.00% 2024	14,515	15,520
GlaxoSmithKline PLC 3.625% 2025	26,180	28,804
GlaxoSmithKline PLC 3.875% 2028	6,823	7,730
GlaxoSmithKline PLC 3.375% 2029	4,605	5,011
HCA Inc. 5.875% 2023	3,750	4,089
HCA Inc. 5.875% 2026	4,700	5,393
HCA Inc. 4.125% 2029	2,825	3,134
HCA Inc. 5.875% 2029	7,130	8,319
The Bond Fund of America — Page 18 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 3.50% 2030	$5,225	$5,275
HCA Inc. 5.25% 2049	8,300	10,181
IMS Health Holdings, Inc. 5.00% 2026[4]	5,750	5,984
Johnson & Johnson 2.25% 2022	12,240	12,467
Johnson & Johnson 1.30% 2030	25,276	23,793
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,490
Medtronic, Inc. 3.50% 2025	623	684
Merck & Co., Inc. 2.90% 2024	4,864	5,219
Merck & Co., Inc. 2.75% 2025	36,590	39,030
Merck & Co., Inc. 1.45% 2030	23,060	21,997
Molina Healthcare, Inc. 5.375% 2022	6,890	7,237
Molina Healthcare, Inc. 4.375% 2028[4]	2,125	2,189
Molina Healthcare, Inc. 3.875% 2030[4]	2,665	2,748
New York University Hospital Center 3.38% 2055	6,417	6,257
Novartis Capital Corp. 1.75% 2025	10,827	11,156
Novartis Capital Corp. 2.00% 2027	11,893	12,280
Novartis Capital Corp. 2.20% 2030	32,089	32,340
Partners HealthCare System, Inc. 3.192% 2049	10,400	10,450
Pfizer Inc. 2.80% 2022	3,707	3,797
Pfizer Inc. 3.20% 2023	32,648	34,790
Pfizer Inc. 2.95% 2024	7,674	8,245
Pfizer Inc. 2.75% 2026	21,057	22,657
Pfizer Inc. 1.70% 2030	29,483	28,527
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[6,7,9,10,11]	4,810	4,858
Shire PLC 2.875% 2023	8,790	9,240
Shire PLC 3.20% 2026	29,641	31,957
STERIS Irish FinCo Unlimited Company 3.75% 2051	3,485	3,517
Syneos Health, Inc. 3.625% 2029[4]	2,315	2,256
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	31,550	34,513
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	14,363	17,020
Tenet Healthcare Corp. 4.625% 2024	10,300	10,523
Tenet Healthcare Corp. 4.875% 2026[4]	5,535	5,762
Tenet Healthcare Corp. 5.125% 2027[4]	4,565	4,785
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,888
Teva Pharmaceutical Finance Co. BV 3.65% 2021	3,000	3,031
Teva Pharmaceutical Finance Co. BV 2.95% 2022	6,800	6,830
Teva Pharmaceutical Finance Co. BV 2.80% 2023	232,598	231,854
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	98,531
Teva Pharmaceutical Finance Co. BV 7.125% 2025	66,000	73,041
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	91,752
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	97,655
Teva Pharmaceutical Finance Co. BV 4.10% 2046	116,226	102,343
Thermo Fisher Scientific Inc. 4.497% 2030	9,970	11,620
UnitedHealth Group Inc. 3.35% 2022	200	208
UnitedHealth Group Inc. 2.375% 2024	11,540	12,158
UnitedHealth Group Inc. 3.50% 2024	21,200	22,966
UnitedHealth Group Inc. 3.70% 2025	15,430	17,154
UnitedHealth Group Inc. 3.75% 2025	5,880	6,516
UnitedHealth Group Inc. 2.875% 2029	16,410	17,386
UnitedHealth Group Inc. 2.00% 2030	10,000	9,848
UnitedHealth Group Inc. 4.45% 2048	2,000	2,459
UnitedHealth Group Inc. 3.70% 2049	6,795	7,397
UnitedHealth Group Inc. 2.90% 2050	10,000	9,604
The Bond Fund of America — Page 19 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 7.00% 2024[4]	$6,128	$6,275
Valeant Pharmaceuticals International, Inc. 5.50% 2025[4]	10,000	10,284
WellPoint, Inc. 3.50% 2024	9,349	10,113
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,585
		2,588,434
Consumer discretionary 3.19%
Amazon.com, Inc. 2.40% 2023	10,603	11,000
Amazon.com, Inc. 3.80% 2024	10,000	11,083
Amazon.com, Inc. 1.20% 2027	4,460	4,367
Amazon.com, Inc. 1.50% 2030	37,523	35,801
Amazon.com, Inc. 3.875% 2037	550	631
Amazon.com, Inc. 2.50% 2050	12,280	11,006
Amazon.com, Inc. 2.70% 2060	10,560	9,388
American Honda Finance Corp. 1.65% 2021	9,565	9,601
American Honda Finance Corp. 2.60% 2022	106	110
American Honda Finance Corp. 0.875% 2023	50,000	50,366
American Honda Finance Corp. 0.55% 2024	14,780	14,680
American Honda Finance Corp. 1.00% 2025	3,000	2,956
American Honda Finance Corp. 1.20% 2025	14,987	14,933
American Honda Finance Corp. 2.00% 2028	20,100	20,074
American Honda Finance Corp. 1.80% 2031	6,380	6,011
Bayerische Motoren Werke AG 1.85% 2021[4]	1,500	1,509
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	2,000
Bayerische Motoren Werke AG 2.95% 2022[4]	5,000	5,135
Bayerische Motoren Werke AG 3.45% 2023[4]	16,128	17,021
Bayerische Motoren Werke AG 3.80% 2023[4]	1,985	2,111
Bayerische Motoren Werke AG 3.15% 2024[4]	7,767	8,299
Bayerische Motoren Werke AG 3.90% 2025[4]	21,240	23,436
Bayerische Motoren Werke AG 2.55% 2031[4]	14,942	15,002
BMW Finance NV 2.25% 2022[4]	7,500	7,681
Carnival Corp. 11.50% 2023[4]	26,515	30,431
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	11,975
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	12,750	13,075
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	18,000	18,406
DaimlerChrysler North America Holding Corp. 0.75% 2024[4]	34,000	33,852
DaimlerChrysler North America Holding Corp. 2.70% 2024[4]	7,500	7,902
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	9,710	10,479
DaimlerChrysler North America Holding Corp. 1.45% 2026[4]	34,550	34,273
DaimlerChrysler North America Holding Corp. 2.45% 2031[4]	13,750	13,523
Expedia Group Inc. 6.25% 2025[4]	2,734	3,164
Ford Motor Co. 8.50% 2023	14,000	15,628
Ford Motor Co. 4.75% 2043	3,500	3,530
Ford Motor Credit Company LLC 3.47% 2021	15,066	15,066
Ford Motor Credit Company LLC 3.813% 2021	30,785	31,170
Ford Motor Credit Company LLC 5.875% 2021	9,265	9,401
Ford Motor Credit Company LLC 3.219% 2022	300	304
Ford Motor Credit Company LLC 3.339% 2022	945	959
Ford Motor Credit Company LLC 3.087% 2023	1,510	1,537
Ford Motor Credit Company LLC 3.096% 2023	2,405	2,447
Ford Motor Credit Company LLC 4.375% 2023	1,125	1,179
Ford Motor Credit Company LLC 3.664% 2024	5,301	5,496
Ford Motor Credit Company LLC 3.81% 2024	8,710	8,993
Ford Motor Credit Company LLC 3.375% 2025	9,000	9,164
The Bond Fund of America — Page 20 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 4.134% 2025	$400	$419
Ford Motor Credit Company LLC 5.125% 2025	6,390	6,909
Ford Motor Credit Company LLC 4.542% 2026	18,000	19,070
Ford Motor Credit Company LLC 3.815% 2027	4,655	4,716
Ford Motor Credit Company LLC 4.125% 2027	18,720	19,352
Ford Motor Credit Company LLC 4.271% 2027	41,650	43,290
Ford Motor Credit Company LLC 2.90% 2028	17,020	16,373
Ford Motor Credit Company LLC 4.00% 2030	6,255	6,213
General Motors Company 5.40% 2023	4,478	4,865
General Motors Company 4.35% 2025	21,138	23,201
General Motors Company 6.125% 2025	41,044	48,311
General Motors Company 4.20% 2027	3,437	3,776
General Motors Company 6.80% 2027	18,998	23,586
General Motors Company 6.75% 2046	1,000	1,352
General Motors Financial Co. 3.20% 2021	13,200	13,258
General Motors Financial Co. 3.55% 2021	1,400	1,401
General Motors Financial Co. 3.15% 2022	100	103
General Motors Financial Co. 3.45% 2022	14,955	15,309
General Motors Financial Co. 3.45% 2022	550	561
General Motors Financial Co. 3.55% 2022	1,850	1,917
General Motors Financial Co. 1.70% 2023	42,000	42,799
General Motors Financial Co. 3.25% 2023	47,908	49,918
General Motors Financial Co. 3.70% 2023	15,627	16,468
General Motors Financial Co. 4.15% 2023	14,010	15,036
General Motors Financial Co. 5.20% 2023	30,547	33,140
General Motors Financial Co. 3.50% 2024	12,465	13,383
General Motors Financial Co. 3.95% 2024	15,500	16,689
General Motors Financial Co. 5.10% 2024	18,546	20,520
General Motors Financial Co. 2.75% 2025	15,040	15,710
General Motors Financial Co. 2.90% 2025	8,162	8,566
General Motors Financial Co. 4.00% 2025	2,039	2,216
General Motors Financial Co. 4.30% 2025	558	614
General Motors Financial Co. 1.25% 2026	14,800	14,532
General Motors Financial Co. 4.00% 2026	2,000	2,184
General Motors Financial Co. 5.25% 2026	8,267	9,476
General Motors Financial Co. 2.70% 2027	16,172	16,499
General Motors Financial Co. 4.35% 2027	5,627	6,255
General Motors Financial Co., 3.60% 2030	1,735	1,832
General Motors Financial Co. 2.35% 2031	30,100	28,782
Hanesbrands Inc. 4.625% 2024[4]	5,000	5,314
Home Depot, Inc. 0.90% 2028	2,885	2,756
Home Depot, Inc. 3.90% 2028	825	946
Home Depot, Inc. 2.95% 2029	31,000	32,902
Home Depot, Inc. 2.70% 2030	25,000	26,082
Home Depot, Inc. 1.375% 2031	21,144	19,579
Home Depot, Inc. 4.50% 2048	863	1,058
Home Depot, Inc. 2.375% 2051	3,286	2,826
Hyundai Capital America 3.75% 2021[4]	21,500	21,679
Hyundai Capital America 2.85% 2022[4]	7,412	7,648
Hyundai Capital America 3.10% 2022[4]	13,890	14,208
Hyundai Capital America 3.25% 2022[4]	24,685	25,582
Hyundai Capital America 3.95% 2022[4]	15,000	15,402
Hyundai Capital America 1.25% 2023[4]	22,052	22,220
Hyundai Capital America 2.375% 2023[4]	21,815	22,407
The Bond Fund of America — Page 21 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 5.75% 2023[4]	$10,000	$10,964
Hyundai Capital America 1.80% 2025[4]	55,906	55,910
Hyundai Capital America 2.65% 2025[4]	28,554	29,549
Hyundai Capital America 5.875% 2025[4]	10,000	11,524
Hyundai Capital America 1.30% 2026[4]	17,000	16,634
Hyundai Capital America 2.375% 2027[4]	11,397	11,449
Hyundai Capital America 3.00% 2027[4]	22,768	23,725
Hyundai Capital America 1.80% 2028[4]	17,000	16,271
Hyundai Capital Services, Inc. 1.25% 2026[4]	6,570	6,415
International Game Technology PLC 6.50% 2025[4]	1,060	1,166
International Game Technology PLC 4.125% 2026[4]	2,115	2,179
International Game Technology PLC 6.25% 2027[4]	3,500	3,884
International Game Technology PLC 5.25% 2029[4]	6,940	7,250
KB Home 6.875% 2027	5,000	5,869
Lennar Corp. 4.50% 2024	3,015	3,285
Limited Brands, Inc. 6.875% 2025[4]	985	1,095
Limited Brands, Inc. 6.75% 2036	3,800	4,491
Lowe’s Companies, Inc. 3.65% 2029	5,157	5,649
Lowe’s Companies, Inc. 4.05% 2047	2,425	2,663
Lowe’s Companies, Inc. 3.00% 2050	5,400	5,046
M.D.C. Holdings, Inc. 6.00% 2043	7,475	9,448
Marriott International, Inc. 5.75% 2025	11,351	13,032
Marriott International, Inc. 3.125% 2026	1,235	1,297
Marriott International, Inc. 2.85% 2031	16,535	16,242
McDonald’s Corp. 2.125% 2030	8,975	8,770
McDonald’s Corp. 4.45% 2048	1,750	2,044
McDonald’s Corp. 3.625% 2049	6,857	7,177
McDonald’s Corp. 4.20% 2050	5,396	6,144
Meituan Dianping 2.125% 2025[4]	5,041	5,024
Meituan Dianping 3.05% 2030[4]	17,000	16,555
Meituan Dianping 3.05% 2030	15,000	14,607
Melco International Development Ltd. 4.875% 2025[4]	300	309
Melco International Development Ltd. 5.75% 2028[4]	3,990	4,257
Melco International Development Ltd. 5.375% 2029[4]	885	942
MGM Growth Properties LLC 5.625% 2024	3,885	4,177
MGM Growth Properties LLC 3.875% 2029[4]	2,835	2,829
MGM Resorts International 6.75% 2025	3,000	3,237
Morongo Band of Mission Indians 7.00% 2039[4]	11,225	13,035
NIKE, Inc. 2.40% 2025	8,656	9,131
NIKE, Inc. 3.25% 2040	5,469	5,754
NIKE, Inc. 3.375% 2050	4,272	4,493
Nissan Motor Co., Ltd. 2.60% 2022[4]	44,825	45,932
Nissan Motor Co., Ltd. 3.043% 2023[4]	8,756	9,166
Nissan Motor Co., Ltd. 3.522% 2025[4]	48,235	51,128
Nissan Motor Co., Ltd. 2.00% 2026[4]	33,000	32,903
Nissan Motor Co., Ltd. 4.345% 2027[4]	28,650	31,183
Nissan Motor Co., Ltd. 2.75% 2028[4]	30,775	30,572
Nissan Motor Co., Ltd. 4.81% 2030[4]	12,430	13,648
President & Fellows of Harvard College 2.517% 2050	5,500	5,146
S.A.C.I. Falabella 3.75% 2027[4]	8,295	8,974
Sands China Ltd. 4.60% 2023	7,441	7,976
Sands China Ltd. 3.80% 2026	2,330	2,487
Sands China Ltd. 5.40% 2028	43,750	50,091
Sands China Ltd. 4.375% 2030	6,500	6,892
The Bond Fund of America — Page 22 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 3.10% 2023	$15,237	$15,986
Starbucks Corp. 3.80% 2025	14,000	15,441
Taylor Morrison Home Corp. 5.75% 2028[4]	3,500	3,866
Toyota Motor Corp. 0.681% 2024	6,731	6,732
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,052
Toyota Motor Credit Corp. 2.60% 2022	9,860	10,038
Toyota Motor Credit Corp. 0.50% 2023	6,377	6,381
Toyota Motor Credit Corp. 1.35% 2023	19,170	19,574
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,517
Toyota Motor Credit Corp. 0.45% 2024	2,530	2,524
Toyota Motor Credit Corp. 0.80% 2025	23,287	22,897
Toyota Motor Credit Corp. 1.80% 2025	2,000	2,056
Toyota Motor Credit Corp. 0.80% 2026	6,705	6,591
Toyota Motor Credit Corp. 1.15% 2027	6,086	5,903
Toyota Motor Credit Corp. 3.20% 2027	2,330	2,534
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,774
Toyota Motor Credit Corp. 3.375% 2030	15,094	16,403
VICI Properties LP 4.25% 2026[4]	5,700	5,841
VICI Properties LP 4.625% 2029[4]	715	743
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[4]	2,175	2,219
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	3,901	3,987
Volkswagen Group of America Finance, LLC 2.90% 2022[4]	27,250	27,979
Volkswagen Group of America Finance, LLC 3.125% 2023[4]	21,938	23,062
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	3,263
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	22,214	23,597
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	16,205	16,025
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	21,089	22,661
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	514	581
Volkswagen Group of America Finance, LLC 1.625% 2027[4]	9,205	8,971
Wynn Macau, Ltd. 5.125% 2029[4]	1,200	1,232
Wynn Resorts Ltd. 7.75% 2025[4]	4,380	4,754
		2,317,169
Industrials 2.59%
3M Co. 2.25% 2023	10,722	11,116
3M Co. 3.25% 2024	9,872	10,638
ADT Corp. 3.50% 2022	13,100	13,321
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 1.75% 2026	7,812	7,593
Air Lease Corp. 2.875% 2026	28,382	29,469
Airbus Group SE 2.70% 2023[4]	985	1,026
American Airlines, Inc. 5.50% 2026[4]	12,500	13,024
Autoridad del Canal de Panama 4.95% 2035[4]	5,500	6,795
Autoridad del Canal de Panama 4.95% 2035	1,025	1,266
Avolon Holdings Funding Ltd. 3.625% 2022[4]	27,802	28,357
Avolon Holdings Funding Ltd. 3.95% 2024[4]	35,726	37,376
Avolon Holdings Funding Ltd. 2.125% 2026[4]	22,436	21,470
Avolon Holdings Funding Ltd. 4.25% 2026[4]	9,306	9,756
Avolon Holdings Funding Ltd. 4.375% 2026[4]	3,500	3,663
Avolon Holdings Funding Ltd. 3.25% 2027[4]	16,000	15,898
Boeing Company 4.508% 2023	56,570	60,569
Boeing Company 1.95% 2024	28,250	28,960
Boeing Company 2.80% 2024	4,765	4,962
Boeing Company 4.875% 2025	86,617	96,514
Boeing Company 2.196% 2026	66,758	66,597
The Bond Fund of America — Page 23 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 2.75% 2026	$94,565	$97,407
Boeing Company 3.10% 2026	18,239	19,333
Boeing Company 2.70% 2027	4,854	4,934
Boeing Company 5.04% 2027	65,450	74,675
Boeing Company 3.25% 2028	104,346	108,028
Boeing Company 3.25% 2028	5,816	5,958
Boeing Company 5.15% 2030	90,957	104,873
Boeing Company 3.625% 2031	14,184	14,857
Boeing Company 3.60% 2034	6,790	6,804
Boeing Company 3.90% 2049	8,665	8,422
Boeing Company 5.805% 2050	9,365	11,817
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	3,242	3,405
Burlington Northern Santa Fe LLC 3.05% 2051	16,655	16,171
Burlington Northern Santa Fe LLC 3.30% 2051	51,226	51,527
BWX Technologies, Inc. 4.125% 2028[4]	1,675	1,701
Canadian National Railway Company 3.20% 2046	1,180	1,187
Carrier Global Corp. 2.242% 2025	11,566	11,983
Carrier Global Corp. 2.493% 2027	6,000	6,203
Carrier Global Corp. 2.722% 2030	15,767	15,929
Carrier Global Corp. 3.377% 2040	17,500	17,502
Carrier Global Corp. 3.577% 2050	1,000	984
Clean Harbors, Inc. 4.875% 2027[4]	1,100	1,162
Clean Harbors, Inc. 5.125% 2029[4]	10,000	10,646
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,459	1,455
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	878	878
CSX Corp. 3.80% 2028	2,460	2,733
CSX Corp. 4.25% 2029	4,277	4,864
CSX Corp. 2.40% 2030	17,855	17,989
CSX Corp. 2.50% 2051	10,200	8,650
Delta Air Lines Inc. 7.00% 2025[4]	2,750	3,170
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024	407	416
Dianjian Haiyu Ltd. 3.50% (5-year UST Yield Curve Rate T Note Constant Maturity + 6.773% on 6/14/2022)[5]	4,148	4,215
Dianjian International Finance Ltd. 4.60% (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[5]	14,000	14,559
Dun & Bradstreet Corp. 6.875% 2026[4]	6,055	6,476
ENA Master Trust 4.00% 2048[4]	8,154	8,287
GE Capital Funding, LLC 3.45% 2025[4]	1,000	1,082
General Dynamics Corp. 3.375% 2023	6,645	7,049
General Dynamics Corp. 3.50% 2025	8,025	8,779
General Dynamics Corp. 3.75% 2028	4,895	5,461
General Dynamics Corp. 4.25% 2050	669	801
General Electric Capital Corp. 3.373% 2025	32,950	35,751
General Electric Capital Corp. 4.418% 2035	48,567	55,659
General Electric Capital Corp. 6.15% 2037	3,050	4,016
General Electric Co. 3.45% 2027	24,413	26,533
General Electric Co. 3.625% 2030	50,527	54,463
General Electric Co. 4.25% 2040	14,050	15,442
General Electric Co. 4.125% 2042	40	43
General Electric Co. 4.35% 2050	21,775	24,231
Herc Holdings Inc. 5.50% 2027[4]	1,600	1,706
Honeywell International Inc. 2.30% 2024	21,712	23,003
Honeywell International Inc. 1.35% 2025	165	167
Honeywell International Inc. 2.70% 2029	8,333	8,700
The Bond Fund of America — Page 24 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Honeywell International Inc. 1.95% 2030	$22,250	$21,988
Honeywell International Inc. 2.80% 2050	400	380
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,600
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,459
L3Harris Technologies, Inc. 1.80% 2031	3,725	3,494
Lima Metro Line 2 Finance Ltd. 5.875% 2034[4]	2,685	3,159
Lima Metro Line 2 Finance Ltd. 5.875% 2034	572	672
Lima Metro Line 2 Finance Ltd. 4.35% 2036	2,420	2,566
Lima Metro Line 2 Finance Ltd. 4.35% 2036[4]	945	1,002
Masco Corp. 1.50% 2028	8,810	8,472
Masco Corp. 2.00% 2031	14,724	13,982
Masco Corp. 3.125% 2051	612	576
Masonite International Corp. 5.75% 2026[4]	3,500	3,652
Mexico City Airport Trust 4.25% 2026	200	211
Mexico City Airport Trust 3.875% 2028	11,400	11,589
Mexico City Airport Trust 3.875% 2028[4]	690	701
Mexico City Airport Trust 5.50% 2046	4,093	4,073
Mexico City Airport Trust 5.50% 2047	15,685	15,607
Mexico City Airport Trust 5.50% 2047[4]	4,796	4,772
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[4]	2,300	2,422
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[4]	4,650	5,048
Norfolk Southern Corp. 3.05% 2050	1,314	1,250
Northrop Grumman Corp. 2.93% 2025	25,040	26,661
Northrop Grumman Corp. 3.25% 2028	7,425	7,972
Northrop Grumman Corp. 5.25% 2050	1,922	2,499
Otis Worldwide Corp. 2.056% 2025	28,132	28,993
Otis Worldwide Corp. 2.293% 2027	4,000	4,107
Otis Worldwide Corp. 2.565% 2030	4,900	4,941
Otis Worldwide Corp. 3.362% 2050	1,500	1,469
Pitney Bowes Inc. 6.875% 2027[4]	6,000	5,962
Prime Security Services Borrower, LLC 5.25% 2024[4]	2,500	2,670
Prime Security Services Borrower, LLC 5.75% 2026[4]	2,000	2,167
Prime Security Services Borrower, LLC 3.375% 2027[4]	3,100	3,011
Raytheon Technologies Corp. 2.80% 2022	9,010	9,203
Raytheon Technologies Corp. 3.20% 2024	10,105	10,804
Raytheon Technologies Corp. 2.25% 2030	3,750	3,695
Republic Services, Inc. 2.50% 2024	7,000	7,369
Rolls-Royce PLC 5.75% 2027[4]	1,935	2,061
Roper Technologies, Inc. 1.00% 2025	2,000	1,967
Roper Technologies, Inc. 1.40% 2027	3,500	3,385
Roper Technologies, Inc. 1.75% 2031	5,000	4,647
Rutas 2 and 7 Finance Ltd. 0% 2036[4]	1,795	1,283
Siemens AG 1.70% 2021[4]	13,500	13,588
Siemens AG 2.70% 2022[4]	28,620	29,299
Siemens AG 2.90% 2022[4]	10,000	10,299
Siemens AG 1.20% 2026[4]	24,978	24,706
Signature Aviation PLC 4.00% 2028[4]	2,500	2,547
Stericycle, Inc. 5.375% 2024[4]	5,000	5,175
TransDigm Inc. 6.25% 2026[4]	656	696
Union Pacific Corp. 3.15% 2024	5,705	6,107
Union Pacific Corp. 2.15% 2027	4,740	4,882
Union Pacific Corp. 3.70% 2029	14,705	16,205
Union Pacific Corp. 2.40% 2030	9,549	9,588
Union Pacific Corp. 4.30% 2049	4,550	5,219
The Bond Fund of America — Page 25 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.25% 2050	$18,198	$17,954
Union Pacific Corp. 3.95% 2059	11,880	12,855
United Airlines Holdings, Inc. 6.50% 2027[4]	10,440	11,458
United Rentals, Inc. 5.875% 2026	2,353	2,464
United Technologies Corp. 3.65% 2023	437	468
United Technologies Corp. 3.95% 2025	17,415	19,353
United Technologies Corp. 3.125% 2027	1,000	1,076
United Technologies Corp. 4.125% 2028	6,320	7,122
United Technologies Corp. 4.50% 2042	1,625	1,942
WESCO Distribution, Inc. 7.125% 2025[4]	2,165	2,370
WESCO Distribution, Inc. 7.25% 2028[4]	4,355	4,868
XPO Logistics, Inc. 6.75% 2024[4]	1,500	1,575
XPO Logistics, Inc. 6.25% 2025[4]	5,000	5,387
		1,876,200
Communication services 2.25%
Alphabet Inc. 0.45% 2025	7,194	7,078
Alphabet Inc. 1.10% 2030	14,820	13,641
Alphabet Inc. 2.25% 2060	11,110	9,088
América Móvil, SAB de CV, 8.46% 2036	MXN27,000	1,346
AT&T Inc. 0.90% 2024	$36,000	36,082
AT&T Inc. 1.70% 2026	54,000	54,007
AT&T Inc. 2.30% 2027	12,975	13,272
AT&T Inc. 1.65% 2028	13,275	12,873
AT&T Inc. 2.75% 2031	82,691	82,468
AT&T Inc. 2.25% 2032	47,670	45,405
AT&T Inc. 2.55% 2033[4]	29,151	27,705
AT&T Inc. 3.50% 2053[4]	29,614	27,419
Axiata SPV2 Bhd. 2.163% 2030	4,883	4,692
Cablevision Systems Corp. 5.375% 2028[4]	4,850	5,111
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	3,815	3,940
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	12,250	12,968
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[4]	10,700	11,488
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[4]	18,675	19,057
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	9,665	10,027
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	26,686	26,359
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	23,460	21,835
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[4]	2,225	2,256
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,937
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	18,943	21,345
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	5,000	5,376
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	7,600	7,121
CenturyLink, Inc. 4.00% 2027[4]	66,645	68,164
Comcast Corp. 3.10% 2025	7,700	8,324
Comcast Corp. 3.95% 2025	5,250	5,867
Comcast Corp. 2.65% 2030	60,290	61,765
Comcast Corp. 1.95% 2031	14,746	14,214
Comcast Corp. 3.25% 2039	2,120	2,187
Comcast Corp. 3.75% 2040	8,930	9,811
Comcast Corp. 2.80% 2051	20,200	18,558
Comcast Corp. 2.45% 2052	5,000	4,284
Diamond Sports Group LLC 5.375% 2026[4]	3,500	2,524
Digicel Group Ltd. 8.75% 2024[4]	371	383
Digicel Group Ltd. 13.00% 2025 (53.85% PIK)[4,7]	196	198
The Bond Fund of America — Page 26 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Digicel Group Ltd. 8.00% 2026[4]	$148	$143
Discovery Communications, Inc. 3.625% 2030	2,102	2,252
Discovery Communications, Inc. 4.65% 2050	1,069	1,182
Embarq Corp. 7.995% 2036	7,850	9,055
Fox Corp. 4.03% 2024	4,090	4,445
Fox Corp. 3.05% 2025	1,962	2,089
Grupo Televisa, SAB 7.25% 2043	MXN25,290	909
iHeartCommunications, Inc. 6.375% 2026	$8,475	9,010
Level 3 Communications, Inc. 5.25% 2026	5,015	5,172
Level 3 Communications, Inc. 3.875% 2029[4]	6,900	7,287
Level 3 Financing, Inc. 3.75% 2029[4]	3,053	2,991
Netflix, Inc. 4.875% 2028	6,000	6,797
Netflix, Inc. 5.875% 2028	8,425	10,201
Netflix, Inc. 4.875% 2030[4]	13,262	15,288
Quebecor Media Inc. 5.75% 2023	3,600	3,847
Scripps Escrow II, Inc. 3.875% 2029[4]	1,307	1,287
Sinclair Television Group, Inc. 4.125% 2030[4]	3,625	3,500
Sirius XM Radio Inc. 3.875% 2022[4]	2,500	2,512
Sirius XM Radio Inc. 4.625% 2024[4]	2,500	2,578
SoftBank Group Corp. 3.36% 2023[4]	2,869	2,895
Sprint Corp. 7.25% 2021	8,613	8,840
Sprint Corp. 7.875% 2023	6,163	7,052
Sprint Corp. 7.125% 2024	10,010	11,537
TEGNA Inc. 5.00% 2029	8,500	8,829
Tencent Holdings Ltd. 3.28% 2024[4]	15,000	15,994
Tencent Holdings Ltd. 3.595% 2028	50,500	54,193
Tencent Holdings Ltd. 3.975% 2029	36,234	39,414
Tencent Holdings Ltd. 2.39% 2030[4]	30,000	29,009
Tencent Holdings Ltd. 2.39% 2030	27,766	26,849
Tencent Holdings Ltd. 3.24% 2050[4]	14,870	13,730
Tencent Holdings Ltd. 3.29% 2060[4]	10,000	9,159
Tencent Music Entertainment Group 2.00% 2030	2,575	2,403
T-Mobile US, Inc. 3.50% 2025[4]	6,550	7,073
T-Mobile US, Inc. 1.50% 2026[4]	4,900	4,861
T-Mobile US, Inc. 2.625% 2026	7,675	7,834
T-Mobile US, Inc. 3.75% 2027[4]	20,800	22,758
T-Mobile US, Inc. 2.05% 2028[4]	2,500	2,454
T-Mobile US, Inc. 4.75% 2028	9,066	9,651
T-Mobile US, Inc. 3.875% 2030[4]	10,818	11,755
T-Mobile US, Inc. 2.55% 2031[4]	16,052	15,746
T-Mobile US, Inc. 3.50% 2031	25,000	25,219
T-Mobile US, Inc. 3.00% 2041[4]	7,490	6,966
T-Mobile US, Inc. 4.50% 2050[4]	23,125	25,996
T-Mobile US, Inc. 3.30% 2051[4]	12,230	11,445
Verizon Communications Inc. 0.85% 2025	9,900	9,695
Verizon Communications Inc. 1.45% 2026	22,475	22,488
Verizon Communications Inc. 2.10% 2028	47,000	47,227
Verizon Communications Inc. 4.329% 2028	28,622	32,790
Verizon Communications Inc. 3.875% 2029	2,071	2,307
Verizon Communications Inc. 4.016% 2029	10,539	11,797
Verizon Communications Inc. 1.50% 2030	5,000	4,597
Verizon Communications Inc. 1.68% 2030[4]	33,004	30,673
Verizon Communications Inc. 1.75% 2031	10,500	9,787
Verizon Communications Inc. 2.55% 2031	45,575	45,573
The Bond Fund of America — Page 27 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.40% 2034	$10,000	$11,448
Verizon Communications Inc. 3.40% 2041	56,504	57,444
Verizon Communications Inc. 3.85% 2042	855	919
Verizon Communications Inc. 2.875% 2050	38,196	34,013
Verizon Communications Inc. 3.55% 2051	35,754	35,769
Verizon Communications Inc. 3.70% 2061	8,373	8,291
Videotron Ltd. 5.375% 2024[4]	3,100	3,425
Virgin Media O2 4.25% 2031[4]	5,475	5,336
Virgin Media Secured Finance PLC 5.50% 2029[4]	5,000	5,314
Vodafone Group PLC 5.25% 2048	6,992	8,750
Vodafone Group PLC 4.25% 2050	17,875	19,727
Walt Disney Company 2.65% 2031	45,918	46,930
Walt Disney Company 4.70% 2050	10,000	12,553
Walt Disney Company 3.60% 2051	2,213	2,361
Ziggo Bond Finance BV 5.50% 2027[4]	5,450	5,685
Ziggo Bond Finance BV 4.875% 2030[4]	500	512
		1,634,793
Information technology 2.08%
Adobe Inc. 1.90% 2025	14,746	15,253
Adobe Inc. 2.15% 2027	25,117	25,937
Adobe Inc. 2.30% 2030	25,244	25,549
Apple Inc. 0.55% 2025	9,225	9,073
Apple Inc. 1.125% 2025	12,388	12,476
Apple Inc. 1.20% 2028	13,500	13,012
Apple Inc. 1.25% 2030	12,750	11,808
Apple Inc. 1.65% 2031	20,000	19,087
Apple Inc. 2.375% 2041	4,625	4,304
Apple Inc. 2.40% 2050	20,380	17,590
Apple Inc. 2.65% 2051	53,995	49,439
Apple Inc. 2.55% 2060	5,750	4,959
Apple Inc. 2.80% 2061	3,200	2,881
Black Knight Inc. 3.625% 2028[4]	3,200	3,148
Broadcom Inc. 3.15% 2025	3,490	3,722
Broadcom Inc. 4.75% 2029	29,975	33,737
Broadcom Inc. 4.15% 2030	36,500	39,443
Broadcom Inc. 2.45% 2031[4]	23,000	21,726
Broadcom Inc. 4.30% 2032	19,000	20,714
Broadcom Inc. 3.419% 2033[4]	36,468	36,662
Broadcom Inc. 3.469% 2034[4]	167,547	168,558
Broadcom Inc. 3.50% 2041[4]	11,842	11,358
Broadcom Inc. 3.75% 2051[4]	6,738	6,454
Broadcom Ltd. 2.65% 2023	16,500	17,126
Broadcom Ltd. 3.625% 2024	34,875	37,389
Broadcom Ltd. 3.875% 2027	15,538	16,881
Broadcom Ltd. 3.50% 2028	23,257	24,714
CDW Corp. 4.125% 2025	5,275	5,496
Fidelity National Information Services, Inc. 1.15% 2026	71,262	70,119
Fidelity National Information Services, Inc. 1.65% 2028	7,759	7,595
Fidelity National Information Services, Inc. 2.25% 2031	28,298	27,828
Fidelity National Information Services, Inc. 3.10% 2041	1,129	1,111
Fiserv, Inc. 2.75% 2024	19,000	20,087
Fiserv, Inc. 2.25% 2027	19,120	19,561
Fiserv, Inc. 3.50% 2029	23,998	25,921
The Bond Fund of America — Page 28 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Fiserv, Inc. 2.65% 2030	$27,071	$27,296
Fiserv, Inc. 4.40% 2049	13,825	15,994
Fortinet, Inc. 2.20% 2031	5,609	5,441
Gartner, Inc. 4.50% 2028[4]	1,850	1,910
Global Payments Inc. 1.20% 2026	10,922	10,760
Global Payments Inc. 2.90% 2030	22,952	23,449
Intuit Inc. 0.65% 2023	5,105	5,132
Intuit Inc. 0.95% 2025	6,070	6,029
Intuit Inc. 1.35% 2027	5,230	5,151
Intuit Inc. 1.65% 2030	5,140	4,883
Microsoft Corp. 3.125% 2025	11,040	12,040
Microsoft Corp. 2.525% 2050	14,910	13,604
NCR Corp. 5.75% 2027[4]	2,500	2,650
NCR Corp. 6.125% 2029[4]	1,730	1,835
NCR Corp. 5.25% 2030[4]	7,250	7,355
Open Text Corp. 3.875% 2028[4]	6,500	6,555
Oracle Corp. 1.90% 2021	12,250	12,322
Oracle Corp. 2.50% 2025	11,500	12,092
Oracle Corp. 1.65% 2026	50,888	51,314
Oracle Corp. 2.30% 2028	53,622	54,322
Oracle Corp. 2.875% 2031	89,723	91,409
Oracle Corp. 3.60% 2050	55,240	53,599
Oracle Corp. 3.95% 2051	22,623	23,362
PayPal Holdings, Inc. 2.40% 2024	43,150	45,386
PayPal Holdings, Inc. 2.65% 2026	12,234	12,955
PayPal Holdings, Inc. 2.85% 2029	12,955	13,512
PayPal Holdings, Inc. 2.30% 2030	12,574	12,471
PayPal Holdings, Inc. 3.25% 2050	5,009	5,002
ServiceNow, Inc. 1.40% 2030	72,310	65,445
Simon Property Group, LP 1.75% 2028	15,118	14,684
SK hynix, Inc. 1.50% 2026[4]	19,275	18,990
SK hynix, Inc. 2.375% 2031[4]	9,830	9,315
Unisys Corp. 6.875% 2027[4]	1,700	1,866
VeriSign, Inc. 4.625% 2023	5,800	5,840
Visa Inc. 0.75% 2027	3,350	3,220
Visa Inc. 1.10% 2031	10,000	9,116
Visa Inc. 2.00% 2050	8,000	6,486
Xerox Corp. 5.50% 2028[4]	6,000	6,223
		1,509,733
Consumer staples 2.05%
7-Eleven, Inc. 0.95% 2026[4]	22,575	22,006
7-Eleven, Inc. 1.30% 2028[4]	18,465	17,708
7-Eleven, Inc. 1.80% 2031[4]	104,831	98,029
7-Eleven, Inc. 2.80% 2051[4]	10,340	9,279
Albertsons Companies, Inc. 3.50% 2023[4]	3,575	3,650
Altria Group, Inc. 2.35% 2025	785	815
Altria Group, Inc. 4.40% 2026	8,325	9,396
Altria Group, Inc. 4.80% 2029	9,905	11,388
Altria Group, Inc. 3.40% 2030	3,247	3,402
Altria Group, Inc. 2.45% 2032	6,000	5,738
Altria Group, Inc. 5.80% 2039	900	1,100
Altria Group, Inc. 4.50% 2043	100	105
Altria Group, Inc. 5.375% 2044	2,433	2,844
The Bond Fund of America — Page 29 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.95% 2049	$49,821	$62,170
Altria Group, Inc. 4.45% 2050	13,107	13,602
Altria Group, Inc. 3.70% 2051	18,322	16,721
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	33,000	39,509
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,230
Anheuser-Busch InBev NV 4.75% 2029	36,001	42,096
Anheuser-Busch InBev NV 3.50% 2030	2,455	2,662
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,590
Anheuser-Busch InBev NV 4.60% 2048	9,275	10,643
Anheuser-Busch InBev NV 5.55% 2049	4,979	6,440
Anheuser-Busch InBev NV 4.50% 2050	5,726	6,508
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	21,927
British American Tobacco International Finance PLC 1.668% 2026	17,162	16,999
British American Tobacco PLC 3.222% 2024	51,000	54,358
British American Tobacco PLC 3.215% 2026	8,750	9,253
British American Tobacco PLC 3.557% 2027	57,320	61,052
British American Tobacco PLC 4.70% 2027	911	1,027
British American Tobacco PLC 2.259% 2028	30,961	30,512
British American Tobacco PLC 4.906% 2030	17,738	20,275
British American Tobacco PLC 2.726% 2031	23,635	22,888
British American Tobacco PLC 4.39% 2037	50,000	52,481
British American Tobacco PLC 4.54% 2047	38,726	39,052
British American Tobacco PLC 4.758% 2049	49,691	51,206
British American Tobacco PLC 3.984% 2050	15,837	14,879
British American Tobacco PLC 5.282% 2050	9,163	10,100
Central Garden & Pet Co. 4.125% 2030	1,325	1,341
Coca-Cola Company 1.00% 2028	2,785	2,647
Coca-Cola Company 1.375% 2031	8,974	8,331
Coca-Cola Company 2.50% 2051	1,634	1,430
Coca-Cola FEMSA, SAB de CV 1.85% 2032	5,500	5,047
Conagra Brands, Inc. 4.30% 2024	22,146	24,431
Conagra Brands, Inc. 4.60% 2025	11,307	12,846
Conagra Brands, Inc. 1.375% 2027	7,200	6,944
Conagra Brands, Inc. 5.30% 2038	780	965
Conagra Brands, Inc. 5.40% 2048	14,298	18,321
Constellation Brands, Inc. 2.65% 2022	14,125	14,572
Constellation Brands, Inc. 2.70% 2022	1,995	2,039
Constellation Brands, Inc. 3.20% 2023	10,638	11,134
Constellation Brands, Inc. 4.25% 2023	8,588	9,216
Constellation Brands, Inc. 3.70% 2026	3,350	3,683
Constellation Brands, Inc. 3.60% 2028	1,650	1,795
Constellation Brands, Inc. 3.15% 2029	13,210	13,851
Constellation Brands, Inc. 2.875% 2030	22,676	23,197
Constellation Brands, Inc. 4.10% 2048	1,000	1,085
Costco Wholesale Corp. 2.30% 2022	3,500	3,574
Costco Wholesale Corp. 2.75% 2024	14,500	15,504
Darling Ingredients Inc. 5.25% 2027[4]	6,000	6,319
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,303
InRetail Consumer 3.25% 2028[4]	5,400	5,405
JBS Investments GmbH II 7.00% 2026[4]	1,932	2,061
JBS Investments GmbH II 7.00% 2026	835	891
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,539
Keurig Dr Pepper Inc. 4.057% 2023	15,660	16,807
Keurig Dr Pepper Inc. 4.417% 2025	10,993	12,341
The Bond Fund of America — Page 30 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper Inc. 4.597% 2028	$17,199	$19,897
Keurig Dr Pepper Inc. 3.20% 2030	13,597	14,410
Keurig Dr Pepper Inc. 5.085% 2048	14,925	18,739
Kimberly-Clark Corp. 1.05% 2027	4,520	4,392
Kimberly-Clark Corp. 3.10% 2030	921	993
Kimberly-Clark de México, SAB de CV 2.431% 2031[4]	2,510	2,453
Kraft Heinz Company 3.00% 2026	2,599	2,737
Kraft Heinz Company 4.25% 2031	1,634	1,801
Kraft Heinz Company 4.375% 2046	14,000	14,669
Kraft Heinz Company 4.875% 2049	3,570	4,014
Lamb Weston Holdings, Inc. 4.625% 2024[4]	2,500	2,601
Molson Coors Brewing Co. 2.10% 2021	6,190	6,210
Molson Coors Brewing Co. 4.20% 2046	5,000	5,220
Nestlé Holdings, Inc. 3.35% 2023[4]	26,000	27,824
Nestlé Holdings, Inc. 0.625% 2026[4]	35,403	34,448
Nestlé Holdings, Inc. 1.00% 2027[4]	22,620	21,693
PepsiCo, Inc. 1.40% 2031	21,490	20,050
PepsiCo, Inc. 3.625% 2050	25,720	28,421
Philip Morris International Inc. 2.50% 2022	16,500	17,037
Philip Morris International Inc. 2.875% 2024	11,985	12,730
Philip Morris International Inc. 1.50% 2025	1,286	1,305
Philip Morris International Inc. 0.875% 2026	4,170	4,052
Philip Morris International Inc. 3.375% 2029	13,550	14,617
Philip Morris International Inc. 1.75% 2030	7,340	6,881
Philip Morris International Inc. 2.10% 2030	3,718	3,591
Philip Morris International Inc. 4.125% 2043	3,680	4,004
Philip Morris International Inc. 4.875% 2043	8,500	10,175
Philip Morris International Inc. 4.25% 2044	1,774	1,978
Procter & Gamble Company 0.55% 2025	25,660	25,239
Procter & Gamble Company 2.80% 2027	647	698
Procter & Gamble Company 1.20% 2030	4,005	3,710
Procter & Gamble Company 3.00% 2030	1,183	1,274
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	11,183
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	4,305	4,557
Reynolds American Inc. 4.45% 2025	7,158	7,947
Reynolds American Inc. 4.75% 2042	2,500	2,465
Reynolds American Inc. 5.85% 2045	10,195	12,042
Spectrum Brands Inc. 5.75% 2025	2,750	2,839
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,548
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,140
Wal-Mart Stores, Inc. 2.85% 2024	32,435	34,822
Wal-Mart Stores, Inc. 3.05% 2026	16,740	18,202
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,408
		1,485,275
Materials 0.78%
Air Products and Chemicals, Inc. 1.50% 2025	2,464	2,502
Air Products and Chemicals, Inc. 1.85% 2027	802	812
Air Products and Chemicals, Inc. 2.05% 2030	1,768	1,742
Air Products and Chemicals, Inc. 2.70% 2040	11,472	10,989
Air Products and Chemicals, Inc. 2.80% 2050	4,545	4,213
Alpek, SAB de CV 3.25% 2031[4]	5,000	4,952
Anglo American Capital PLC 2.25% 2028[4]	4,816	4,751
Anglo American Capital PLC 5.625% 2030[4]	9,000	10,765
The Bond Fund of America — Page 31 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Anglo American Capital PLC 2.875% 2031[4]	$3,600	$3,569
Anglo American Capital PLC 3.95% 2050[4]	4,980	5,084
ArcelorMittal 7.25% 2039[5]	3,250	4,454
ArcelorMittal 7.00% 2041[5]	2,780	3,798
Ardagh Packaging Finance 5.25% 2025[4]	3,640	3,830
Ardagh Packaging Finance 4.125% 2026[4]	2,500	2,565
Ball Corp. 4.00% 2023	6,000	6,390
Berry Global Escrow Corp. 4.875% 2026[4]	9,875	10,460
Blue Cube Spinco Inc. 10.00% 2025	1,102	1,164
Braskem Idesa SAPI 7.45% 2029[4]	1,540	1,532
Braskem SA 4.50% 2030[4]	9,625	9,685
Braskem SA 4.50% 2030	1,350	1,358
Braskem SA 5.875% 2050[4]	4,000	4,026
BWAY Parent Co., Inc. 5.50% 2024[4]	6,500	6,597
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	6,630	6,981
Cleveland-Cliffs Inc. 9.875% 2025[4]	5,271	6,182
Cleveland-Cliffs Inc. 6.75% 2026[4]	12,035	13,103
Corp Nacional Del Cobre De Chile 3.75% 2031[4]	8,000	8,656
Crown Holdings, Inc. 4.50% 2023	2,500	2,636
Crown Holdings, Inc. 4.25% 2026	4,000	4,257
Dow Chemical Co. 3.625% 2026	14,418	15,838
Dow Chemical Co. 4.80% 2028	4,000	4,697
Dow Chemical Co. 2.10% 2030	13,250	12,788
Dow Chemical Co. 4.625% 2044	1,100	1,282
Dow Chemical Co. 5.55% 2048	8,600	11,333
Dow Chemical Co. 4.80% 2049	8,152	9,778
Dow Chemical Co. 3.60% 2050	13,575	13,712
DowDuPont Inc. 5.419% 2048	7,159	9,250
Ecolab Inc. 2.125% 2050	4,000	3,258
Freeport-McMoRan Inc. 3.875% 2023	9,000	9,390
Freeport-McMoRan Inc. 4.125% 2028	2,000	2,106
Freeport-McMoRan Inc. 4.25% 2030	40	43
Freeport-McMoRan Inc. 5.40% 2034	1,450	1,729
Freeport-McMoRan Inc. 5.45% 2043	2,566	3,092
Fresnillo PLC 4.25% 2050[4]	9,516	9,367
GC Treasury Center Company Ltd. 2.98% 2031[4]	3,680	3,642
Glencore Funding LLC 4.125% 2024[4]	25,850	28,015
Graphic Packaging International, Inc. 3.50% 2028[4]	8,000	7,979
Industrias Peñoles, SAB de CV 4.75% 2050[4]	6,090	6,270
LYB International Finance III, LLC 1.25% 2025	3,279	3,240
LYB International Finance III, LLC 2.875% 2025	4,000	4,226
LYB International Finance III, LLC 2.25% 2030	19,505	18,844
LYB International Finance III, LLC 3.375% 2030	2,000	2,125
LYB International Finance III, LLC 3.375% 2040	10,703	10,622
LYB International Finance III, LLC 4.20% 2049	1,740	1,853
LYB International Finance III, LLC 4.20% 2050	4,500	4,854
LYB International Finance III, LLC 3.625% 2051	26,468	26,144
LYB International Finance III, LLC 3.80% 2060	7,574	7,431
Methanex Corp. 5.125% 2027	9,900	10,135
Newcrest Finance Pty Ltd. 3.25% 2030[4]	5,229	5,482
Newcrest Finance Pty Ltd. 4.20% 2050[4]	2,414	2,625
Nova Chemicals Corp. 4.875% 2024[4]	2,000	2,094
Nova Chemicals Corp. 5.25% 2027[4]	7,500	7,880
Nutrien Ltd. 4.20% 2029	500	563
The Bond Fund of America — Page 32 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Nutrien Ltd. 2.95% 2030	$4,500	$4,666
Nutrien Ltd. 5.00% 2049	3,850	4,820
Nutrien Ltd. 3.95% 2050	500	542
Nutrition & Biosciences, Inc. 1.23% 2025[4]	5,000	4,917
Nutrition & Biosciences, Inc. 1.832% 2027[4]	7,772	7,606
Nutrition & Biosciences, Inc. 2.30% 2030[4]	32,670	31,694
Nutrition & Biosciences, Inc. 3.268% 2040[4]	2,500	2,469
Nutrition & Biosciences, Inc. 3.468% 2050[4]	4,250	4,173
OCI NV 5.25% 2024[4]	3,500	3,647
Olin Corp. 9.50% 2025[4]	2,950	3,646
Olin Corp. 5.625% 2029	2,500	2,700
Praxair, Inc. 1.10% 2030	14,464	13,170
Praxair, Inc. 2.00% 2050	5,729	4,539
S.P.C.M. SA 4.875% 2025[4]	695	714
Sealed Air Corp. 4.875% 2022[4]	3,139	3,270
Sealed Air Corp. 5.25% 2023[4]	111	118
Sherwin-Williams Company 2.75% 2022	212	217
Sherwin-Williams Company 3.125% 2024	7,250	7,728
Sherwin-Williams Company 3.45% 2027	862	942
Sherwin-Williams Company 2.95% 2029	5,150	5,373
Sherwin-Williams Company 2.30% 2030	1,271	1,254
Sherwin-Williams Company 4.50% 2047	2,601	3,043
Sherwin-Williams Company 3.30% 2050	1,700	1,684
Silgan Holdings Inc. 4.75% 2025	5,000	5,098
Silgan Holdings Inc. 4.125% 2028	2,500	2,575
Summit Materials, Inc. 5.25% 2029[4]	4,160	4,347
Suzano Austria GmbH 6.00% 2029	1,900	2,239
Suzano Austria GmbH 3.75% 2031	8,271	8,524
Vale Overseas Ltd. 3.75% 2030	11,677	12,210
Westlake Chemical Corp. 5.00% 2046	7,090	8,343
Westlake Chemical Corp. 4.375% 2047	1,960	2,133
		567,141
Real estate 0.56%
Alexandria Real Estate Equities, Inc. 3.80% 2026	2,437	2,693
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,610
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,191
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,663	1,699
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,429
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,148	3,324
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,714	1,561
American Campus Communities, Inc. 3.75% 2023	1,560	1,649
American Campus Communities, Inc. 4.125% 2024	5,860	6,413
American Campus Communities, Inc. 3.30% 2026	20,716	22,286
American Campus Communities, Inc. 3.625% 2027	2,765	3,024
American Campus Communities, Inc. 2.85% 2030	4,967	4,977
American Campus Communities, Inc. 3.875% 2031	1,414	1,524
American Tower Corp. 1.60% 2026	6,135	6,155
American Tower Corp. 2.70% 2031	12,689	12,725
Corporate Office Properties LP 2.25% 2026	17,606	17,911
Corporate Office Properties LP 2.75% 2031	6,730	6,522
Equinix, Inc. 2.625% 2024	40,151	42,327
Equinix, Inc. 1.25% 2025	9,870	9,793
Equinix, Inc. 2.90% 2026	24,462	25,825
The Bond Fund of America — Page 33 of 63

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 1.80% 2027	$2,871	$2,822
Equinix, Inc. 1.55% 2028	9,210	8,812
Equinix, Inc. 3.20% 2029	29,204	30,395
Equinix, Inc. 2.15% 2030	36,279	34,521
Equinix, Inc. 3.00% 2050	6,530	5,766
Equinix, Inc. 2.95% 2051	300	265
Essex Portfolio LP 3.25% 2023	4,610	4,827
Essex Portfolio LP 3.875% 2024	5,500	5,948
Essex Portfolio LP 3.375% 2026	1,070	1,159
Gaming and Leisure Properties, Inc. 3.35% 2024	1,412	1,496
Gaming and Leisure Properties, Inc. 4.00% 2030	2,564	2,672
Hospitality Properties Trust 5.00% 2022	14,650	14,905
Hospitality Properties Trust 4.50% 2023	9,680	9,852
Hospitality Properties Trust 4.50% 2025	6,875	6,806
Hospitality Properties Trust 3.95% 2028	100	92
Howard Hughes Corp. 5.375% 2028[4]	7,025	7,398
Howard Hughes Corp. 4.125% 2029[4]	1,925	1,885
Howard Hughes Corp. 4.375% 2031[4]	1,400	1,373
Iron Mountain Inc. 4.875% 2027[4]	1,605	1,645
Iron Mountain Inc. 5.25% 2028[4]	12,959	13,485
Iron Mountain Inc. 4.875% 2029[4]	8,367	8,480
Iron Mountain Inc. 5.25% 2030[4]	3,450	3,564
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	2,357
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,332
Kimco Realty Corp. 2.70% 2024	16,980	17,829
Kimco Realty Corp. 3.30% 2025	5,000	5,361
Omega Healthcare Investors, Inc. 4.375% 2023	433	465
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,910
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,240
Public Storage 0.875% 2026	4,653	4,554
Scentre Group 3.25% 2025[4]	1,265	1,346
Scentre Group 3.50% 2025[4]	7,550	8,022
WEA Finance LLC 3.75% 2024[4]	2,480	2,626
Westfield Corp. Ltd. 3.15% 2022[4]	6,225	6,350
Westfield Corp. Ltd. 3.50% 2029[4]	7,330	7,389
		408,587
Total corporate bonds, notes & loans		23,415,630
Mortgage-backed obligations 22.53% Federal agency mortgage-backed obligations 21.09%
Fannie Mae Pool #976945 5.50% 2023[12]	2	2
Fannie Mae Pool #976948 6.00% 2023[12]	20	20
Fannie Mae Pool #932119 4.50% 2024[12]	862	910
Fannie Mae Pool #AD6392 4.50% 2025[12]	959	1,018
Fannie Mae Pool #AD3149 4.50% 2025[12]	540	570
Fannie Mae Pool #AD5692 4.50% 2025[12]	469	495
Fannie Mae Pool #AB1068 4.50% 2025[12]	4	4
Fannie Mae Pool #AJ5476 3.00% 2026[12]	166	176
Fannie Mae Pool #MA3131 3.00% 2027[12]	94	100
Fannie Mae Pool #MA2973 3.00% 2027[12]	11	11
Fannie Mae Pool #AL7800 2.50% 2030[12]	5,378	5,601
Fannie Mae Pool #BM4299 3.00% 2030[12]	15	16
Fannie Mae Pool #AL9668 3.00% 2030[12]	15	16
The Bond Fund of America — Page 34 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AZ4646 3.50% 2030[12]	$357	$385
Fannie Mae Pool #AZ0554 3.50% 2030[12]	308	332
Fannie Mae Pool #AY1948 3.50% 2030[12]	255	275
Fannie Mae Pool #AS8388 2.50% 2031[12]	4,541	4,769
Fannie Mae Pool #AS7323 2.50% 2031[12]	3,516	3,692
Fannie Mae Pool #CA3178 3.00% 2031[12]	970	1,030
Fannie Mae Pool #890710 3.00% 2031[12]	17	18
Fannie Mae Pool #FM1162 2.50% 2032[12]	3,327	3,486
Fannie Mae Pool #BM1036 2.50% 2032[12]	393	413
Fannie Mae Pool #BH7659 3.00% 2032[12]	12,638	13,354
Fannie Mae Pool #CA3274 3.00% 2032[12]	773	823
Fannie Mae Pool #BH9235 3.00% 2033[12]	1,287	1,371
Fannie Mae Pool #BJ4890 3.00% 2033[12]	740	795
Fannie Mae Pool #BJ4856 3.00% 2033[12]	481	517
Fannie Mae Pool #BM5111 3.00% 2033[12]	392	415
Fannie Mae Pool #MA3247 3.00% 2033[12]	364	385
Fannie Mae Pool #BK7453 3.00% 2033[12]	118	125
Fannie Mae Pool #CA2106 3.50% 2033[12]	203	218
Fannie Mae Pool #MA3518 4.00% 2033[12]	32	34
Fannie Mae Pool #695412 5.00% 2033[12]	9	10
Fannie Mae Pool #CA4453 2.50% 2034[12]	6,407	6,685
Fannie Mae Pool #BO1359 2.50% 2034[12]	2,752	2,897
Fannie Mae Pool #FM1490 3.50% 2034[12]	8,674	9,342
Fannie Mae Pool #MA4178 1.50% 2035[12]	485	488
Fannie Mae Pool #BR0189 1.50% 2035[12]	394	396
Fannie Mae Pool #AD3566 5.00% 2035[12]	112	124
Fannie Mae Pool #AS8355 3.00% 2036[12]	13,248	13,932
Fannie Mae Pool #AS8554 3.00% 2036[12]	1,521	1,599
Fannie Mae Pool #MA2746 4.00% 2036[12]	2,740	3,007
Fannie Mae Pool #MA2588 4.00% 2036[12]	2,477	2,709
Fannie Mae Pool #MA2787 4.00% 2036[12]	1,776	1,949
Fannie Mae Pool #AS6870 4.00% 2036[12]	648	710
Fannie Mae Pool #MA2717 4.00% 2036[12]	462	509
Fannie Mae Pool #893837 7.00% 2036[12]	123	131
Fannie Mae Pool #924866 1.64% 2037[6,12]	28	28
Fannie Mae Pool #MA2897 3.00% 2037[12]	30,881	32,477
Fannie Mae Pool #MA2866 3.00% 2037[12]	17,605	18,516
Fannie Mae Pool #945680 6.00% 2037[12]	28	33
Fannie Mae Pool #913966 6.00% 2037[12]	3	4
Fannie Mae Pool #924069 7.00% 2037[12]	108	114
Fannie Mae Pool #954927 7.00% 2037[12]	104	113
Fannie Mae Pool #966170 7.00% 2037[12]	84	88
Fannie Mae Pool #954936 7.00% 2037[12]	39	43
Fannie Mae Pool #257022 7.50% 2037[12]	104	111
Fannie Mae Pool #914612 7.50% 2037[12]	57	59
Fannie Mae Pool #923171 7.50% 2037[12]	5	5
Fannie Mae Pool #889101 1.63% 2038[6,12]	112	115
Fannie Mae Pool #964279 2.633% 2038[6,12]	110	112
Fannie Mae Pool #964708 2.765% 2038[6,12]	14	14
Fannie Mae Pool #MA3539 4.50% 2038[12]	89	98
Fannie Mae Pool #889982 5.50% 2038[12]	27	32
Fannie Mae Pool #988588 5.50% 2038[12]	5	6
Fannie Mae Pool #AC2641 4.50% 2039[12]	4,494	5,007
Fannie Mae Pool #AC0794 5.00% 2039[12]	289	337
The Bond Fund of America — Page 35 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #931768 5.00% 2039[12]	$90	$104
Fannie Mae Pool #AE7629 2.273% 2040[6,12]	49	51
Fannie Mae Pool #AL9335 2.406% 2040[6,12]	4,416	4,671
Fannie Mae Pool #AH0007 4.00% 2040[12]	3,332	3,690
Fannie Mae Pool #AE7567 4.00% 2040[12]	3,052	3,348
Fannie Mae Pool #AE1761 4.00% 2040[12]	2,909	3,192
Fannie Mae Pool #AH0539 4.00% 2040[12]	943	1,044
Fannie Mae Pool #AE8073 4.00% 2040[12]	581	643
Fannie Mae Pool #AD8522 4.00% 2040[12]	163	180
Fannie Mae Pool #AE5471 4.50% 2040[12]	942	1,057
Fannie Mae Pool #AB1297 5.00% 2040[12]	468	545
Fannie Mae Pool #932606 5.00% 2040[12]	236	274
Fannie Mae Pool #AE0789 2.166% 2041[6,12]	327	346
Fannie Mae Pool #AE0844 2.189% 2041[6,12]	376	398
Fannie Mae Pool #AL0073 2.28% 2041[6,12]	250	264
Fannie Mae Pool #AL9531 2.402% 2041[6,12]	3,396	3,599
Fannie Mae Pool #AL9326 2.565% 2041[6,12]	5,503	5,833
Fannie Mae Pool #AL9327 2.679% 2041[6,12]	4,057	4,305
Fannie Mae Pool #AJ7471 4.00% 2041[12]	1,137	1,247
Fannie Mae Pool #AB4050 4.00% 2041[12]	926	1,025
Fannie Mae Pool #AI5172 4.00% 2041[12]	723	797
Fannie Mae Pool #AJ1873 4.00% 2041[12]	598	671
Fannie Mae Pool #AJ4189 4.00% 2041[12]	588	651
Fannie Mae Pool #AJ4154 4.00% 2041[12]	530	583
Fannie Mae Pool #AJ0257 4.00% 2041[12]	239	265
Fannie Mae Pool #AL0658 4.50% 2041[12]	1,031	1,162
Fannie Mae Pool #AH6099 5.00% 2041[12]	2,280	2,639
Fannie Mae Pool #AI1862 5.00% 2041[12]	2,120	2,468
Fannie Mae Pool #AI3510 5.00% 2041[12]	1,274	1,484
Fannie Mae Pool #AJ0704 5.00% 2041[12]	1,214	1,414
Fannie Mae Pool #AJ5391 5.00% 2041[12]	662	765
Fannie Mae Pool #AE1274 5.00% 2041[12]	498	579
Fannie Mae Pool #AE1248 5.00% 2041[12]	343	393
Fannie Mae Pool #AE1277 5.00% 2041[12]	290	332
Fannie Mae Pool #AE1283 5.00% 2041[12]	166	189
Fannie Mae Pool #AH9479 5.00% 2041[12]	76	89
Fannie Mae Pool #AH8144 5.00% 2041[12]	64	74
Fannie Mae Pool #AP7819 2.24% 2042[6,12]	322	339
Fannie Mae Pool #AL9530 2.462% 2042[6,12]	2,625	2,781
Fannie Mae Pool #AL9532 2.48% 2042[6,12]	4,057	4,291
Fannie Mae Pool #AL2000 2.521% 2042[6,12]	402	423
Fannie Mae Pool #AL9533 2.556% 2042[6,12]	1,805	1,910
Fannie Mae Pool #AL2184 2.619% 2042[6,12]	679	716
Fannie Mae Pool #AL1941 2.691% 2042[6,12]	451	476
Fannie Mae Pool #AX3703 4.00% 2042[12]	5,835	6,462
Fannie Mae Pool #AK6740 4.00% 2042[12]	5,525	6,173
Fannie Mae Pool #AL2745 4.00% 2042[12]	4,541	5,030
Fannie Mae Pool #890407 4.00% 2042[12]	1,502	1,663
Fannie Mae Pool #AK4949 4.00% 2042[12]	347	380
Fannie Mae Pool #AE1290 5.00% 2042[12]	350	401
Fannie Mae Pool #AT5898 3.00% 2043[12]	26,209	27,761
Fannie Mae Pool #AL3829 3.50% 2043[12]	3,290	3,588
Fannie Mae Pool #AT7161 3.50% 2043[12]	1,485	1,614
Fannie Mae Pool #AR1512 3.50% 2043[12]	744	810
The Bond Fund of America — Page 36 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT0412 3.50% 2043[12]	$380	$414
Fannie Mae Pool #AT3954 3.50% 2043[12]	318	346
Fannie Mae Pool #AT0300 3.50% 2043[12]	246	265
Fannie Mae Pool #AV0786 4.00% 2043[12]	4,589	5,083
Fannie Mae Pool #AT2683 4.00% 2043[12]	4,253	4,687
Fannie Mae Pool #BM6240 2.325% 2044[6,12]	4,172	4,414
Fannie Mae Pool #AL8421 3.50% 2044[12]	21,813	23,636
Fannie Mae Pool #AX8521 3.50% 2044[12]	380	410
Fannie Mae Pool #AY1829 3.50% 2044[12]	320	342
Fannie Mae Pool #AW8240 3.50% 2044[12]	88	93
Fannie Mae Pool #AX0817 4.00% 2044[12]	209	224
Fannie Mae Pool #BE5017 3.50% 2045[12]	1,746	1,885
Fannie Mae Pool #BE5009 3.50% 2045[12]	1,218	1,306
Fannie Mae Pool #AZ7366 4.00% 2045[12]	29,282	32,180
Fannie Mae Pool #AS6348 4.00% 2045[12]	4,993	5,497
Fannie Mae Pool #BC4764 3.00% 2046[12]	4,057	4,267
Fannie Mae Pool #MA2833 3.00% 2046[12]	64	68
Fannie Mae Pool #BC9077 3.50% 2046[12]	26,537	28,550
Fannie Mae Pool #BD9236 3.50% 2046[12]	680	728
Fannie Mae Pool #AL8522 3.50% 2046[12]	48	51
Fannie Mae Pool #AS6839 4.00% 2046[12]	7,180	7,879
Fannie Mae Pool #BC1352 4.00% 2046[12]	2,638	2,890
Fannie Mae Pool #BD1968 4.00% 2046[12]	88	97
Fannie Mae Pool #MA2809 4.50% 2046[12]	999	1,070
Fannie Mae Pool #BC8647 4.50% 2046[12]	689	753
Fannie Mae Pool #BD7529 4.50% 2046[12]	463	507
Fannie Mae Pool #BD9248 4.50% 2046[12]	449	490
Fannie Mae Pool #BD1550 4.50% 2046[12]	431	475
Fannie Mae Pool #MA2821 4.50% 2046[12]	329	353
Fannie Mae Pool #BD7600 4.50% 2046[12]	83	90
Fannie Mae Pool #BM5632 3.00% 2047[12]	100,412	105,460
Fannie Mae Pool #FM1000 3.00% 2047[12]	72,662	76,145
Fannie Mae Pool #MA3210 3.50% 2047[12]	37,747	40,059
Fannie Mae Pool #CA0854 3.50% 2047[12]	22,157	23,852
Fannie Mae Pool #BD2440 3.50% 2047[12]	3,315	3,529
Fannie Mae Pool #BE8740 3.50% 2047[12]	1,643	1,770
Fannie Mae Pool #BE8742 3.50% 2047[12]	539	583
Fannie Mae Pool #CA0770 3.50% 2047[12]	356	379
Fannie Mae Pool #BH2846 3.50% 2047[12]	214	232
Fannie Mae Pool #BH2848 3.50% 2047[12]	196	209
Fannie Mae Pool #BH2847 3.50% 2047[12]	182	196
Fannie Mae Pool #BJ1910 3.50% 2047[12]	147	156
Fannie Mae Pool #CA0453 4.00% 2047[12]	12,933	13,938
Fannie Mae Pool #MA3211 4.00% 2047[12]	7,983	8,619
Fannie Mae Pool #BJ5015 4.00% 2047[12]	5,746	6,285
Fannie Mae Pool #BD3554 4.00% 2047[12]	1,366	1,472
Fannie Mae Pool #BH3122 4.00% 2047[12]	114	122
Fannie Mae Pool #BM4413 4.50% 2047[12]	11,491	12,573
Fannie Mae Pool #BH0876 4.50% 2047[12]	4,473	4,945
Fannie Mae Pool #BJ3558 4.50% 2047[12]	2,769	3,039
Fannie Mae Pool #BJ3525 4.50% 2047[12]	2,569	2,812
Fannie Mae Pool #BJ3581 4.50% 2047[12]	2,058	2,263
Fannie Mae Pool #MA3002 4.50% 2047[12]	1,435	1,532
Fannie Mae Pool #257063 7.00% 2047[12]	48	55
The Bond Fund of America — Page 37 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #256893 7.00% 2047[12]	$12	$14
Fannie Mae Pool #BF0293 3.00% 2048[12]	11,898	12,629
Fannie Mae Pool #FM5658 3.00% 2048[12]	8,601	9,044
Fannie Mae Pool #BM4488 3.388% 2048[6,12]	12,075	12,583
Fannie Mae Pool #BF0318 3.50% 2048[12]	64,997	70,245
Fannie Mae Pool #CA1532 3.50% 2048[12]	10,845	11,531
Fannie Mae Pool #MA3305 3.50% 2048[12]	10,089	10,703
Fannie Mae Pool #FM1755 3.50% 2048[12]	3,331	3,525
Fannie Mae Pool #CA1189 3.50% 2048[12]	2,659	2,824
Fannie Mae Pool #BJ4901 3.50% 2048[12]	1,080	1,165
Fannie Mae Pool #CA2374 4.00% 2048[12]	8,261	8,874
Fannie Mae Pool #CA2850 4.00% 2048[12]	7,116	7,868
Fannie Mae Pool #BK6840 4.00% 2048[12]	3,888	4,250
Fannie Mae Pool #BK5232 4.00% 2048[12]	2,749	3,005
Fannie Mae Pool #BK9743 4.00% 2048[12]	1,065	1,169
Fannie Mae Pool #BK0920 4.00% 2048[12]	290	312
Fannie Mae Pool #BJ9252 4.00% 2048[12]	91	97
Fannie Mae Pool #BK0915 4.00% 2048[12]	27	29
Fannie Mae Pool #BK7665 4.50% 2048[12]	16,927	18,814
Fannie Mae Pool #BK0951 4.50% 2048[12]	12,445	13,817
Fannie Mae Pool #BK0163 4.50% 2048[12]	4,750	5,204
Fannie Mae Pool #BN1576 4.50% 2048[12]	2,022	2,204
Fannie Mae Pool #BK9761 4.50% 2048[12]	642	708
Fannie Mae Pool #CA2166 4.50% 2048[12]	28	31
Fannie Mae Pool #CA2205 4.50% 2048[12]	18	20
Fannie Mae Pool #CA2493 4.50% 2048[12]	6	7
Fannie Mae Pool #CA3964 3.00% 2049[12]	165,225	174,095
Fannie Mae Pool #CA4534 3.00% 2049[12]	10,677	11,244
Fannie Mae Pool #CA3807 3.00% 2049[12]	1,896	2,006
Fannie Mae Pool #CA3806 3.00% 2049[12]	1,120	1,187
Fannie Mae Pool #FM2318 3.50% 2049[12]	78,182	83,977
Fannie Mae Pool #CA4021 3.50% 2049[12]	52,746	56,211
Fannie Mae Pool #CA4802 3.50% 2049[12]	41,541	44,799
Fannie Mae Pool #BN6708 3.50% 2049[12]	16,500	17,758
Fannie Mae Pool #CA4151 3.50% 2049[12]	16,398	17,746
Fannie Mae Pool #FM1062 3.50% 2049[12]	14,573	15,763
Fannie Mae Pool #FM1443 3.50% 2049[12]	11,797	12,722
Fannie Mae Pool #BJ8411 3.50% 2049[12]	3,498	3,764
Fannie Mae Pool #BJ8402 3.551% 2049[6,12]	2,247	2,336
Fannie Mae Pool #FM1963 4.00% 2049[12]	63,375	69,626
Fannie Mae Pool #FM1913 4.00% 2049[12]	3,567	3,877
Fannie Mae Pool #CA8285 3.00% 2050[12]	72,685	77,796
Fannie Mae Pool #CA5506 3.00% 2050[12]	72,265	76,561
Fannie Mae Pool #BP1948 3.00% 2050[12]	20,845	22,235
Fannie Mae Pool #CA5229 3.00% 2050[12]	20,834	22,044
Fannie Mae Pool #CA5338 3.00% 2050[12]	18,446	19,447
Fannie Mae Pool #FM2664 3.50% 2050[12]	43,285	46,903
Fannie Mae Pool #FM2839 3.50% 2050[12]	43,638	46,726
Fannie Mae Pool #BP1954 3.50% 2050[12]	33,183	35,743
Fannie Mae Pool #MA4256 2.50% 2051[12]	41,302	42,435
Fannie Mae Pool #CA9391 3.00% 2051[12]	245,092	259,923
Fannie Mae Pool #CA8623 3.00% 2051[12]	109,336	116,353
Fannie Mae Pool #CA8969 3.00% 2051[12]	7,643	8,077
Fannie Mae Pool #BF0145 3.50% 2057[12]	22,070	24,117
The Bond Fund of America — Page 38 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0299 3.50% 2058[12]	$36,223	$39,304
Fannie Mae Pool #BF0264 3.50% 2058[12]	21,362	23,204
Fannie Mae, Series 2001-4, Class NA, 9.008% 2025[6,12]	2	2
Fannie Mae, Series 2001-4, Class GA, 9.023% 2025[6,12]	1	1
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,12]	346	347
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	71	87
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	726	823
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,200	1,394
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	207	239
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	652	794
Fannie Mae, Series 2002-W1, Class 2A, 5.409% 2042[6,12]	910	1,012
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.478% 2026[6,12]	10	11
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.96% 2027[6,12]	3,700	4,024
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.085% 2027[6,12]	4,877	5,325
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[12]	430	475
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	569	521
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	526	499
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	194	181
Freddie Mac Pool #ZK3848 3.00% 2027[12]	88	93
Freddie Mac Pool #G15732 3.00% 2030[12]	10,175	10,838
Freddie Mac Pool #ZT1332 3.00% 2030[12]	8,909	9,438
Freddie Mac Pool #D98356 4.50% 2030[12]	250	274
Freddie Mac Pool #V61295 2.50% 2031[12]	9,742	10,217
Freddie Mac Pool #ZK8180 2.50% 2031[12]	4,112	4,310
Freddie Mac Pool #G16634 3.00% 2031[12]	15,040	16,031
Freddie Mac Pool #V61960 3.00% 2033[12]	7,143	7,592
Freddie Mac Pool #A15120 5.50% 2033[12]	3	3
Freddie Mac Pool #G30933 4.00% 2036[12]	19,651	21,566
Freddie Mac Pool #G30911 4.00% 2036[12]	4,836	5,294
Freddie Mac Pool #K93532 4.00% 2036[12]	1,679	1,838
Freddie Mac Pool #C91883 4.00% 2036[12]	792	869
Freddie Mac Pool #C91917 3.00% 2037[12]	877	922
Freddie Mac Pool #C91948 4.00% 2037[12]	5,613	6,107
Freddie Mac Pool #G04804 4.50% 2037[12]	1,958	2,190
Freddie Mac Pool #A56076 5.50% 2037[12]	16	19
Freddie Mac Pool #G03695 5.50% 2037[12]	4	4
Freddie Mac Pool #H09093 7.50% 2037[12]	65	76
Freddie Mac Pool #ZT1449 3.00% 2038[12]	75,266	79,478
Freddie Mac Pool #G08248 5.50% 2038[12]	54	64
Freddie Mac Pool #G05267 5.50% 2038[12]	3	3
Freddie Mac Pool #G05196 5.50% 2038[12]	3	3
Freddie Mac Pool #A87873 5.00% 2039[12]	3,702	4,313
Freddie Mac Pool #G06020 5.50% 2039[12]	6	7
Freddie Mac Pool #840222 2.393% 2040[6,12]	1,246	1,321
Freddie Mac Pool #G05937 4.50% 2040[12]	8,181	9,181
Freddie Mac Pool #A93948 4.50% 2040[12]	9	10
Freddie Mac Pool #G05860 5.50% 2040[12]	19	23
Freddie Mac Pool #Q02705 4.50% 2041[12]	3,687	4,116
Freddie Mac Pool #G06956 4.50% 2041[12]	888	996
Freddie Mac Pool #G06769 4.50% 2041[12]	406	453
Freddie Mac Pool #Q01992 4.50% 2041[12]	105	117
Freddie Mac Pool #G06868 4.50% 2041[12]	8	9
Freddie Mac Pool #G06648 5.00% 2041[12]	1,619	1,868
Freddie Mac Pool #Q01658 5.00% 2041[12]	391	442
The Bond Fund of America — Page 39 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06841 5.50% 2041[12]	$26	$30
Freddie Mac Pool #841039 2.754% 2043[6,12]	4,046	4,304
Freddie Mac Pool #Q18236 3.50% 2043[12]	1,497	1,629
Freddie Mac Pool #Q19133 3.50% 2043[12]	961	1,044
Freddie Mac Pool #Q17696 3.50% 2043[12]	878	955
Freddie Mac Pool #Q22946 4.00% 2043[12]	6,976	7,695
Freddie Mac Pool #Q15874 4.00% 2043[12]	143	155
Freddie Mac Pool #Q28558 3.50% 2044[12]	3,904	4,204
Freddie Mac Pool #760014 3.039% 2045[6,12]	3,610	3,779
Freddie Mac Pool #760012 3.122% 2045[6,12]	1,014	1,062
Freddie Mac Pool #760013 3.179% 2045[6,12]	588	615
Freddie Mac Pool #G60138 3.50% 2045[12]	882	960
Freddie Mac Pool #G60344 4.00% 2045[12]	17,745	19,690
Freddie Mac Pool #V81992 4.00% 2045[12]	1,062	1,162
Freddie Mac Pool #T65375 3.50% 2046[12]	263	275
Freddie Mac Pool #Q44689 4.50% 2046[12]	859	939
Freddie Mac Pool #Q43461 4.50% 2046[12]	841	934
Freddie Mac Pool #Q42633 4.50% 2046[12]	719	796
Freddie Mac Pool #Q43312 4.50% 2046[12]	643	713
Freddie Mac Pool #Q42034 4.50% 2046[12]	429	471
Freddie Mac Pool #760015 2.743% 2047[6,12]	3,997	4,178
Freddie Mac Pool #G61733 3.00% 2047[12]	7,097	7,505
Freddie Mac Pool #G08788 3.50% 2047[12]	2,761	2,923
Freddie Mac Pool #Q52069 3.50% 2047[12]	2,517	2,711
Freddie Mac Pool #Q47615 3.50% 2047[12]	2,491	2,678
Freddie Mac Pool #Q51622 3.50% 2047[12]	1,910	2,058
Freddie Mac Pool #Q52613 4.00% 2047[12]	7,797	8,421
Freddie Mac Pool #G08793 4.00% 2047[12]	6,694	7,222
Freddie Mac Pool #Q52596 4.50% 2047[12]	2,138	2,340
Freddie Mac Pool #Q47828 4.50% 2047[12]	1,069	1,176
Freddie Mac Pool #G67709 3.50% 2048[12]	40,967	44,216
Freddie Mac Pool #Q54709 3.50% 2048[12]	1,882	2,026
Freddie Mac Pool #Q54701 3.50% 2048[12]	1,750	1,883
Freddie Mac Pool #Q54782 3.50% 2048[12]	1,492	1,605
Freddie Mac Pool #Q54781 3.50% 2048[12]	1,473	1,590
Freddie Mac Pool #Q55056 3.50% 2048[12]	1,456	1,557
Freddie Mac Pool #Q54700 3.50% 2048[12]	1,337	1,443
Freddie Mac Pool #Q55060 3.50% 2048[12]	1,058	1,136
Freddie Mac Pool #Q56590 3.50% 2048[12]	838	901
Freddie Mac Pool #Q56589 3.50% 2048[12]	820	885
Freddie Mac Pool #Q54698 3.50% 2048[12]	658	713
Freddie Mac Pool #Q54699 3.50% 2048[12]	645	698
Freddie Mac Pool #Q56591 3.50% 2048[12]	503	537
Freddie Mac Pool #Q54831 3.50% 2048[12]	458	496
Freddie Mac Pool #G61628 3.50% 2048[12]	263	283
Freddie Mac Pool #G67711 4.00% 2048[12]	14,387	15,809
Freddie Mac Pool #Q53878 4.00% 2048[12]	9,510	10,303
Freddie Mac Pool #Q56599 4.00% 2048[12]	4,422	4,860
Freddie Mac Pool #ZA5889 4.00% 2048[12]	3,623	3,915
Freddie Mac Pool #Q56175 4.00% 2048[12]	3,165	3,478
Freddie Mac Pool #Q55971 4.00% 2048[12]	2,843	3,117
Freddie Mac Pool #G08805 4.00% 2048[12]	2,472	2,668
Freddie Mac Pool #Q55970 4.00% 2048[12]	1,396	1,539
Freddie Mac Pool #SI2002 4.00% 2048[12]	759	816
The Bond Fund of America — Page 40 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q58411 4.50% 2048[12]	$5,806	$6,463
Freddie Mac Pool #Q58436 4.50% 2048[12]	2,543	2,848
Freddie Mac Pool #Q58378 4.50% 2048[12]	2,121	2,338
Freddie Mac Pool #Q57242 4.50% 2048[12]	927	1,025
Freddie Mac Pool #SD7507 3.00% 2049[12]	77,813	82,316
Freddie Mac Pool #QA4692 3.00% 2049[12]	28,722	30,379
Freddie Mac Pool #QA4673 3.00% 2049[12]	11,313	11,975
Freddie Mac Pool #SD0185 3.00% 2049[12]	7,451	7,859
Freddie Mac Pool #SD7508 3.50% 2049[12]	106,274	114,608
Freddie Mac Pool #QA5125 3.50% 2049[12]	37,151	40,056
Freddie Mac Pool #RA1580 3.50% 2049[12]	11,398	12,334
Freddie Mac Pool #RA1463 3.50% 2049[12]	11,242	12,162
Freddie Mac Pool #QA1885 3.50% 2049[12]	7,781	8,355
Freddie Mac Pool #QA0284 3.50% 2049[12]	6,961	7,511
Freddie Mac Pool #QA2748 3.50% 2049[12]	2,473	2,664
Freddie Mac Pool #RA2596 2.50% 2050[12]	5,223	5,398
Freddie Mac Pool #SD7512 3.00% 2050[12]	162,203	171,579
Freddie Mac Pool #RA2020 3.00% 2050[12]	88,744	93,285
Freddie Mac Pool #SD0234 3.00% 2050[12]	46,523	49,098
Freddie Mac Pool #SD7517 3.00% 2050[12]	43,948	46,576
Freddie Mac Pool #QA8575 3.00% 2050[12]	42,557	45,271
Freddie Mac Pool #RA1914 3.00% 2050[12]	36,505	38,467
Freddie Mac Pool #RA2319 3.00% 2050[12]	31,885	33,606
Freddie Mac Pool #SD0187 3.00% 2050[12]	19,994	21,163
Freddie Mac Pool #SD7514 3.50% 2050[12]	22,697	24,353
Freddie Mac Pool #SD8053 4.50% 2050[12]	350	381
Freddie Mac Pool #SD8129 2.50% 2051[12]	17,156	17,632
Freddie Mac Pool #RA4658 3.00% 2051[12]	56,669	60,168
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	355	397
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	3,435	3,994
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	2,669	3,006
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	1,583	1,809
Freddie Mac, Series 4582, Class GA, 3.75% 2052[6,12]	4,768	4,935
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	2,803	2,873
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[12]	2,000	2,143
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[12]	23,390	25,062
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[12]	774	838
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,544
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[12]	400	442
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[12]	2,951	3,272
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[6,12]	1,000	1,102
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[12]	1,170	1,291
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[12]	955	1,077
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[6,12]	6,045	6,888
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,575
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,547
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[6,12]	1,700	1,959
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[6,12]	1,680	1,939
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[12]	172	198
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[6,12]	3,000	3,491
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[12]	62	65
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,587
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	5,249	5,921
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[12]	23	23
The Bond Fund of America — Page 41 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	$1,460	$1,339
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	408	381
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	405	379
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	291	274
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	194	181
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	47,116	49,928
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,12]	46,182	48,894
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,12]	38,902	41,188
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[12]	7,596	7,966
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	4,905	5,199
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,12]	15,927	17,007
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[12]	1,468	1,563
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[12]	7,814	8,166
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,12]	21,362	22,635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	84,008	90,241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	21,489	23,387
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	14,734	15,785
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	8,042	8,961
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	34,863	37,568
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[12]	4,185	4,542
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[12]	3,434	3,737
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[12]	2,264	2,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[12]	2,248	2,419
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[12]	1,000	1,077
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]	172,217	182,502
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	46,419	48,913
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]	29,001	30,405
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]	81,200	85,048
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]	67,938	71,492
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	22,250	23,491
Government National Mortgage Assn. 2.00% 2051[12,13]	397,249	400,476
Government National Mortgage Assn. 2.00% 2051[12,13]	152,226	153,207
Government National Mortgage Assn. 2.50% 2051[12,13]	201,275	206,865
Government National Mortgage Assn. 2.50% 2051[12,13]	29,600	30,485
Government National Mortgage Assn. 3.00% 2051[12,13]	41,700	43,445
Government National Mortgage Assn. 3.00% 2051[12,13]	22,128	23,065
Government National Mortgage Assn. 3.00% 2051[12,13]	9,722	10,125
Government National Mortgage Assn. 3.50% 2051[12,13]	1,362	1,438
Government National Mortgage Assn. 4.00% 2051[12,13]	7,457	7,961
Government National Mortgage Assn. 4.50% 2051[12,13]	65,318	70,656
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[12]	1,055	1,096
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[12]	248	272
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[12]	171	193
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[12]	295	324
Government National Mortgage Assn. Pool #004636 4.50% 2040[12]	1,354	1,519
Government National Mortgage Assn. Pool #783689 5.50% 2040[12]	2,213	2,564
Government National Mortgage Assn. Pool #783687 4.50% 2041[12]	5,523	6,088
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[12]	841	927
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[12]	204	221
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[12]	173	188
Government National Mortgage Assn. Pool #783688 5.00% 2041[12]	2,113	2,390
Government National Mortgage Assn. Pool #754353 3.50% 2042[12]	625	656
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[12]	1,133	1,218
Government National Mortgage Assn. Pool #MA2893 4.00% 2045[12]	155	170
The Bond Fund of America — Page 42 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #BC1530 3.00% 2047[12]	$14,521	$14,767
Government National Mortgage Assn. Pool #BC1565 3.00% 2047[12]	5,894	5,979
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[12]	5,455	5,770
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	4,379	4,665
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	3,572	3,788
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	560	598
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[12]	3,115	3,352
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[12]	2,948	3,177
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[12]	2,577	2,780
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[12]	1,190	1,281
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	105	115
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[12]	95,979	102,809
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]	29,174	31,253
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	15,360	16,631
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[12]	11,714	12,696
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	2,268	2,455
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	896	979
Government National Mortgage Assn. Pool #MA5754 4.50% 2049[12]	105	113
Government National Mortgage Assn. Pool #MA5755 5.00% 2049[12]	845	914
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	229	251
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[12]	27,647	28,559
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[12]	87,219	90,055
Government National Mortgage Assn. Pool #694836 5.661% 2059[12]	1	1
Government National Mortgage Assn. Pool #725876 4.802% 2061[12]	1	1
Government National Mortgage Assn. Pool #725879 4.836% 2061[12]	2	2
Government National Mortgage Assn. Pool #765136 5.00% 2061[12]	2	2
Government National Mortgage Assn. Pool #710085 5.016% 2061[12]	5	5
Government National Mortgage Assn. Pool #721648 5.05% 2061[12]	3	3
Government National Mortgage Assn. Pool #AC1008 4.497% 2063[12]	2	2
Government National Mortgage Assn. Pool #AG8238 4.803% 2064[12]	5	5
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]	—[1]	—[1]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]	1	1
Government National Mortgage Assn. Pool #AE9612 4.947% 2065[12]	11	12
Uniform Mortgage-Backed Security 1.50% 2036[12,13]	1,084,630	1,087,906
Uniform Mortgage-Backed Security 2.00% 2036[12,13]	1,425,302	1,461,063
Uniform Mortgage-Backed Security 2.00% 2036[12,13]	890,833	914,308
Uniform Mortgage-Backed Security 2.50% 2036[12,13]	195,795	203,634
Uniform Mortgage-Backed Security 2.50% 2036[12,13]	108,823	113,232
Uniform Mortgage-Backed Security 3.00% 2036[12,13]	21,762	22,982
Uniform Mortgage-Backed Security 2.00% 2051[12,13]	601,739	598,331
Uniform Mortgage-Backed Security 2.00% 2051[12,13]	91,182	90,851
Uniform Mortgage-Backed Security 2.50% 2051[12,13]	2,983,846	3,049,234
Uniform Mortgage-Backed Security 2.50% 2051[12,13]	751,621	769,737
Uniform Mortgage-Backed Security 3.00% 2051[12,13]	320,822	334,257
Uniform Mortgage-Backed Security 3.00% 2051[12,13]	150,138	156,331
Uniform Mortgage-Backed Security 3.00% 2051[12,13]	30,572	31,846
Uniform Mortgage-Backed Security 3.50% 2051[12,13]	236,634	249,991
Uniform Mortgage-Backed Security 3.50% 2051[12,13]	129,500	136,850
Uniform Mortgage-Backed Security 4.00% 2051[12,13]	90,920	97,555
Uniform Mortgage-Backed Security 4.00% 2051[12,13]	85,000	91,216
Uniform Mortgage-Backed Security 4.50% 2051[12,13]	19,668	21,413
Uniform Mortgage-Backed Security 4.50% 2051[12,13]	1,308	1,424
		15,301,920
The Bond Fund of America — Page 43 of 63

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.74%	Principal amount (000)	Value (000)
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 2048[12]	$750	$822
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[12]	115	126
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[12]	255	281
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[12]	3,920	4,400
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[12]	135	148
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[12]	3,750	4,097
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[12]	2,546	2,717
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[12]	330	357
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[12]	2,510	2,768
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[12]	500	559
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[12]	500	560
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[6,12]	250	283
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,12]	11,116	12,621
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[12]	1,654	1,666
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.956% 2036[4,6,12]	1,000	1,001
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[12]	3,475	3,818
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[12]	5,890	6,626
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[6,12]	90	102
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[12]	6,351	7,236
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[12]	944	941
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[12]	1,000	1,129
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,12]	6,954	8,034
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[12]	730	765
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[12]	5,000	5,292
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[12]	500	539
BX Trust, Series 2018-GW, Class A, 0.906% 2035[4,6,12]	2,684	2,687
BX Trust, Series 2020-VIV4, Class A, 2.843% 2044[4,12]	7,000	7,121
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[12]	5,576	6,070
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[4,12]	500	510
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[12]	2,000	2,165
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,12]	3,800	4,058
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[12]	1,095	1,144
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[12]	2,740	2,962
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[12]	600	640
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[12]	1,525	1,670
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[12]	6,250	6,643
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[12]	2,930	3,200
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[12]	200	205
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[12]	4,920	5,280
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[12]	1,871	1,927
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[4,12]	700	711
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[4,12]	1,015	1,013
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.321% 2045[4,6,12]	2,000	1,956
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[12]	700	718
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[4,12]	1,000	1,024
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[4,12]	2,000	2,070
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.072% 2046[4,6,12]	2,743	2,733
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,6,12]	830	889
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[12]	910	983
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[12]	1,997	2,130
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[12]	886	969
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[6,12]	3,000	3,257
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[12]	750	814
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[12]	850	921
The Bond Fund of America — Page 44 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 2047[12]	$1,070	$1,150
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,12]	2,200	2,413
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[12]	1,000	1,085
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[6,12]	5,250	5,694
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	4,290
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[12]	2,261	2,474
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[6,12]	1,250	1,379
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[6,12]	500	540
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[6,12]	556	597
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,12]	700	735
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,12]	2,966	2,972
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.351% 2044[4,6,12]	6,500	6,512
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[12]	500	537
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,12]	10,403	10,281
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.026% 2025[4,6,12]	954	955
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.306% 2038[4,6,12]	1,000	1,003
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.406% 2044[4,6,12]	1,244	1,243
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[12]	595	599
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[12]	1,250	1,306
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[4,12]	4,500	4,644
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,12]	2,000	2,094
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[12]	3,000	3,182
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 2049[6,12]	2,654	2,897
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 2050[12]	855	906
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[12]	1,000	1,086
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[12]	255	286
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[12]	9,983	10,029
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2053[12]	174	182
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.256% 2038[4,6,12]	7,000	7,018
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.9965% 2047[12]	2,450	2,650
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[12]	8,195	8,868
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[6,12]	600	642
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.9508% 2048[12]	3,500	3,670
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% 2048[12]	1,200	1,304
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[12]	1,600	1,765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[4,12]	3,955	4,105
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,12]	1,920	1,946
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.1664% 2046[12]	1,020	1,101
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.425% 2046[4,6,12]	365	369
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[12]	2,500	2,599
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,12]	2,600	2,687
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.102% 2047[6,12]	750	765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,12]	5,095	5,592
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,12]	4,874	4,874
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,12]	3,126	3,146
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[12]	2,175	2,270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,12]	1,511	1,553
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[12]	1,934	2,084
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.747% 2046[6,12]	1,000	1,062
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[12]	999	1,057
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[12]	5,096	5,515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[12]	525	577
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,12]	2,000	2,126
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[12]	250	272
The Bond Fund of America — Page 45 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[12]	$1,870	$2,007
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[12]	1,300	1,397
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[12]	250	261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 2049[12]	3,000	3,209
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[12]	5,280	5,830
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[12]	559	600
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,12]	6,885	6,884
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,12]	1,803	1,821
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[12]	1,730	1,892
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[6,12]	567	595
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.341% 2021[4,6,9,12]	65,005	65,005
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[4,6,12]	104,386	104,473
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[12]	290	314
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[12]	4,380	4,769
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[12]	1,400	1,539
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[12]	7,091	7,675
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[12]	1,137	1,258
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[6,12]	585	613
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[12]	865	869
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]	6,190	6,499
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[12]	380	409
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[12]	6,370	7,055
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[12]	1,154	1,265
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[12]	2,302	2,482
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[12]	6,500	7,219
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[12]	3,898	4,134
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.545% 2058[6,12]	1,000	1,052
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[12]	3,853	4,094
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[12]	1,320	1,437
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[12]	600	659
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[12]	510	559
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.673% 2044[4,6,12]	1,500	1,521
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 2045[12]	255	265
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]	500	520
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[6,12]	1,000	1,038
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[12]	5,500	5,670
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[12]	415	425
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.013% 2046[6,12]	1,450	1,513
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,12]	2,000	2,161
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,12]	2,000	2,090
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[12]	2,038	2,167
		539,291
Collateralized mortgage-backed obligations (privately originated) 0.70%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,6,12]	12,908	12,979
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,12]	1,220	1,233
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.709% 2029[4,6,12]	5,715	5,746
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,6,12]	3,690	3,750
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,6,12]	2,993	3,096
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[4,6,12]	4,897	4,925
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[4,6,12]	3,590	3,606
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[4,6,12]	874	878
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[4,6,12]	448	442
The Bond Fund of America — Page 46 of 63

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,6,12]	$17,980	$18,003
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[4,6,12]	7,413	7,489
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[4,6,12]	8,337	8,442
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[12]	1,977	2,121
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,6,12]	3,239	3,267
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[6,12]	2,300	2,305
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,12]	6,770	6,899
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[4,6,12]	1,429	1,500
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	195	206
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	76	80
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	1,046	1,089
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	281	292
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[4,6,12]	14,265	14,369
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,12]	20,078	21,643
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,12]	19,809	21,393
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[12]	1,683	1,833
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[12]	975	1,031
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[4,6,12]	4,655	4,801
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,12]	5,783	5,842
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,12]	6,866	6,877
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.859% 2052[4,6,12]	62,022	62,158
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.909% 2052[4,6,12]	8,945	8,959
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.909% 2053[4,6,12]	15,541	15,570
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.009% 2053[4,6,12]	34,517	34,558
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,6,12]	377	389
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.106% 2023[4,6,12]	38,698	38,862
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[4,6,12]	4,506	4,519
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[4,6,12]	1,494	1,499
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,6,12]	3,660	3,894
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[4,12]	1,220	1,250
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[4,6,12]	5,974	6,102
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2055[4,6,9,12]	10,672	10,672
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,6,12]	6,554	6,524
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,6,12]	1,957	1,997
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[4,6,12]	2,495	2,498
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.259% 2051[4,6,12]	52,450	52,505
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.759% 2054[4,6,12]	32,577	32,607
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 0.529% 2037[6,12]	8,489	7,485
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[4,12]	1,769	1,801
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[4,6,12]	507	514
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,6,12]	3,921	3,999
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.709% 2057[4,6,12]	826	826
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,6,12]	2,009	2,068
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,6,12]	1,347	1,391
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,6,12]	993	1,013
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,6,12]	2,473	2,581
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,6,12]	$707	$726
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,12]	36,364	36,965
		510,069
Total mortgage-backed obligations		16,351,280
Bonds & notes of governments & government agencies outside the U.S. 2.18%
Abu Dhabi (Emirate of) 2.50% 2025[4]	15,710	16,594
Abu Dhabi (Emirate of) 3.125% 2026	10,000	10,868
Abu Dhabi (Emirate of) 3.125% 2027[4]	17,700	19,243
Abu Dhabi (Emirate of) 2.50% 2029	1,800	1,850
Abu Dhabi (Emirate of) 3.125% 2030[4]	20,540	22,057
Abu Dhabi (Emirate of) 1.70% 2031[4]	12,615	11,984
Abu Dhabi (Emirate of) 3.875% 2050[4]	9,900	10,783
Abu Dhabi (Emirate of) 2.70% 2070[4]	4,925	4,179
Angola (Republic of) 8.00% 2029[4]	5,000	4,706
Argentine Republic 1.00% 2029	1,034	373
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[5]	12,086	4,068
Argentine Republic 0% 2035	25,700	173
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[5]	5,349	1,608
Bermuda 2.375% 2030[4]	2,840	2,790
Bermuda 3.375% 2050[4]	8,200	7,972
Cameroon (Republic of) 9.50% 2025	1,500	1,631
China Development Bank Corp., Series 2012, 3.34% 2025	CNY53,800	8,200
Colombia (Republic of) 3.875% 2027	$480	515
Colombia (Republic of) 4.50% 2029	2,060	2,254
Colombia (Republic of) 4.125% 2051	18,640	17,780
Costa Rica (Republic of) 7.00% 2044	2,178	2,113
Cote d’Ivoire (Republic of) 6.375% 2028[4]	7,275	7,907
Dominican Republic 6.875% 2026[4]	4,300	5,001
Dominican Republic 6.40% 2049[4]	1,648	1,731
Egypt (Arab Republic of) 4.55% 2023[4]	5,100	5,229
Egypt (Arab Republic of) 5.577% 2023[4]	1,690	1,763
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,641
Egypt (Arab Republic of) 6.588% 2028[4]	$1,610	1,656
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,240
Egypt (Arab Republic of) 7.053% 2032[4]	$5,100	5,047
Egypt (Arab Republic of) 8.50% 2047[4]	2,245	2,243
European Investment Bank 2.25% 2024	12,500	13,209
European Investment Bank 1.625% 2025	23,000	23,861
European Investment Bank 1.25% 2031	13,996	13,215
Export-Import Bank of China 2.93% 2025	CNY242,000	36,350
Export-Import Bank of India 3.375% 2026	$7,000	7,423
Export-Import Bank of India 3.875% 2028	3,000	3,209
Export-Import Bank of India 3.25% 2030	9,100	9,063
Export-Import Bank of India 2.25% 2031[4]	25,000	22,848
Gabonese Republic 6.375% 2024	772	803
Gabonese Republic 6.95% 2025	700	730
Gabonese Republic 6.625% 2031[4]	600	581
Guatemala (Republic of) 4.50% 2026	1,700	1,837
Guatemala (Republic of) 4.375% 2027	3,975	4,267
Honduras (Republic of) 7.50% 2024	3,330	3,630
Honduras (Republic of) 6.25% 2027[4]	1,400	1,537
Honduras (Republic of) 6.25% 2027	968	1,062
The Bond Fund of America — Page 48 of 63

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 3.75% 2022	$4,255	$4,396
Indonesia (Republic of) 3.375% 2023	19,350	20,346
Indonesia (Republic of) 3.85% 2030	750	825
Indonesia (Republic of) 6.625% 2037	12,000	16,009
Indonesia (Republic of) 4.20% 2050	1,785	1,960
Inter-American Development Bank 0.50% 2023	13,206	13,276
Israel (State of) 3.375% 2050	4,630	4,688
Israel (State of) 3.875% 2050	37,900	41,767
Japan Bank for International Cooperation 3.125% 2021	76,664	77,319
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,890	3,090
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	646
Kazakhstan (Republic of) 6.50% 2045	3,000	4,265
Kazakhstan (Republic of) 6.50% 2045[4]	2,250	3,199
Kenya (Republic of) 6.875% 2024[4]	6,425	7,078
KfW 0.25% 2024	20,075	19,982
KfW 0.625% 2026	6,778	6,667
Kuwait (State of) 2.75% 2022[4]	2,150	2,199
Morocco (Kingdom of) 4.25% 2022	5,400	5,670
Morocco (Kingdom of) 2.375% 2027[4]	7,000	6,789
Morocco (Kingdom of) 1.50% 2031	€15,000	16,590
Morocco (Kingdom of) 3.00% 2032[4]	$10,000	9,399
Morocco (Kingdom of) 5.50% 2042	25,300	27,878
Morocco (Kingdom of) 5.50% 2042[4]	1,500	1,653
Morocco (Kingdom of) 4.00% 2050[4]	7,700	6,835
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,363
Panama (Republic of) 3.75% 2026[4]	41,695	44,837
Panama (Republic of) 3.875% 2028	10,000	10,948
Panama (Republic of) 3.16% 2030	3,585	3,736
Panama (Republic of) 2.252% 2032	61,365	58,481
Panama (Republic of) 4.50% 2047	1,090	1,211
Panama (Republic of) 4.50% 2050	6,700	7,420
Panama (Republic of) 4.30% 2053	5,080	5,473
Panama (Republic of) 4.50% 2056	8,915	9,782
Panama (Republic of) 3.87% 2060	39,858	39,542
Paraguay (Republic of) 5.00% 2026	4,485	5,084
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,785
Paraguay (Republic of) 4.70% 2027[4]	850	952
Paraguay (Republic of) 4.95% 2031[4]	5,000	5,675
Paraguay (Republic of) 2.739% 2033[4]	1,618	1,561
Paraguay (Republic of) 5.60% 2048[4]	1,980	2,260
Peru (Republic of) 2.392% 2026	11,910	12,282
Peru (Republic of) 2.783% 2031	70,000	70,242
Peru (Republic of) 2.78% 2060	39,745	32,910
PETRONAS Capital Ltd. 3.50% 2030	9,000	9,646
PETRONAS Capital Ltd. 3.50% 2030[4]	4,450	4,769
PETRONAS Capital Ltd. 4.55% 2050[4]	5,695	6,767
Philippines (Republic of) 1.648% 2031	17,514	16,587
Philippines (Republic of) 6.375% 2034	18,000	24,719
Philippines (Republic of) 5.00% 2037	15,000	18,473
Philippines (Republic of) 3.95% 2040	4,000	4,310
Philippines (Republic of) 3.70% 2041	19,000	19,907
Philippines (Republic of) 3.70% 2042	3,500	3,666
Philippines (Republic of) 2.65% 2045	13,236	11,930
Philippines (Republic of) 2.95% 2045	15,091	14,160
Poland (Republic of) 3.25% 2026	6,600	7,309
The Bond Fund of America — Page 49 of 63

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Portuguese Republic 5.125% 2024	$1,725	$1,975
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	3,719	3,826
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,263
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	10,000	10,887
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	3,310	3,604
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	8,528	10,289
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	2,157	2,602
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	12,860	14,629
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	655	819
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	2,690	3,087
Qatar (State of) 3.875% 2023[4]	10,830	11,557
Qatar (State of) 4.50% 2028[4]	47,055	54,970
Qatar (State of) 3.75% 2030[4]	39,070	43,758
Qatar (State of) 4.40% 2050[4]	32,960	38,335
Romania 3.624% 2030	€3,592	4,838
Romania 2.00% 2032	1,400	1,650
Romania 3.50% 2034	7,600	10,147
Romania 3.50% 2034	6,485	8,658
Romania 3.375% 2038	2,200	2,798
Russian Federation 2.875% 2025	7,500	9,609
Russian Federation 4.375% 2029	$23,400	25,635
Russian Federation 1.85% 2032	€12,500	14,397
Russian Federation 5.10% 2035	$52,800	60,941
Russian Federation 5.10% 2035[4]	800	923
Russian Federation 5.25% 2047	10,000	11,891
Saudi Arabia (Kingdom of) 2.375% 2021[4]	750	758
Saudi Arabia (Kingdom of) 3.25% 2026[4]	4,170	4,496
Saudi Arabia (Kingdom of) 3.628% 2027[4]	3,800	4,169
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	3,386
Saudi Arabia (Kingdom of) 2.25% 2033[4]	25,000	23,583
Saudi Arabia (Kingdom of) 4.50% 2046	8,000	8,825
Saudi Arabia (Kingdom of) 3.45% 2061[4]	23,000	21,215
Tunisia (Republic of) 5.625% 2024	€3,000	3,118
Turkey (Republic of) 4.25% 2026	$9,300	8,472
Turkey (Republic of) 4.875% 2026	2,380	2,202
Ukraine 7.75% 2021	7,900	8,058
Ukraine 6.75% 2026	€453	571
United Mexican States 3.90% 2025	$1,210	1,333
United Mexican States 3.25% 2030	3,995	4,039
United Mexican States 2.659% 2031	7,868	7,440
United Mexican States 4.75% 2032	2,960	3,303
United Mexican States 4.75% 2044	2,500	2,646
United Mexican States 5.00% 2051	9,010	9,798
United Mexican States 3.75% 2071	11,315	9,844
United Mexican States 5.75% 2110	3,850	4,288
		1,577,769
Asset-backed obligations 2.07%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[4,12]	5,705	5,834
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,12]	6,155	6,412
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[4,12]	10,350	11,045
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,12]	3,500	3,763
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,12]	28,000	30,393
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,12]	34,264	35,647
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[4,12]	8,750	9,121
The Bond Fund of America — Page 50 of 63

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,12]	$25,453	$26,031
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,12]	3,827	4,000
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[4,12]	8,238	8,903
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[4,12]	14,038	14,057
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[4,12]	3,186	3,222
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,12]	7,643	7,801
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 2026[4,12]	1,530	1,574
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,12]	4,048	4,037
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,12]	2,226	2,214
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[12]	2,112	2,119
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[4,6,12]	3,865	3,865
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,12]	851	854
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[4,12]	4,310	4,257
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	681
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[12]	580	573
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[12]	568	562
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[12]	7,807	7,804
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,12]	94,521	95,350
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,12]	13,076	12,988
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,12]	11,395	11,602
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,12]	1,489	1,487
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[4,12]	69,913	69,760
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[4,12]	6,042	6,044
CLI Funding V LLC, Series 2019-1A, Class A, 3.71% 2044[4,12]	1,633	1,643
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[4,12]	8,355	8,339
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[4,12]	1,673	1,678
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[4,12]	1,970	1,948
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[4,12]	653	656
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[4,12]	1,167	1,182
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[4,12]	13,523	13,244
CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38% 2046[4,12]	1,518	1,500
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,6,12]	5,231	5,282
CPS Auto Receivables Trust, Series 2019-D, Class A, 2.17% 2022[4,12]	835	835
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[4,12]	187	188
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[4,12]	673	675
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,12]	2,570	2,607
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,12]	2,169	2,208
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,12]	4,273	4,419
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,12]	5,325	5,472
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,12]	1,915	1,913
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,12]	1,643	1,632
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,12]	2,829	2,882
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[4,12]	681	708
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[4,12]	598	643
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class C, 4.04% 2027[4,12]	1,485	1,535
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[4,12]	3,739	3,782
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[4,12]	2,839	2,897
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,12]	15,748	16,023
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[4,12]	4,118	4,243
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 2029[4,12]	2,092	2,168
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.286% 2035[6,12]	1,226	1,199
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.246% 2037[6,12]	2,110	2,042
The Bond Fund of America — Page 51 of 63

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.256% 2037[6,12]	$3,252	$3,156
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[12]	225	225
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[12]	2,011	2,018
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[12]	3,970	3,996
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[12]	6	6
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[12]	39	40
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[12]	1,535	1,556
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	12,690	13,003
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	8,760	8,954
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[12]	8,278	8,518
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[12]	3,573	3,652
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	6,302
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[12]	10,586	11,140
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[4,12]	4,778	4,800
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[4,12]	4,124	4,133
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[4,12]	1,339	1,344
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[4,12]	2,245	2,255
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[4,12]	2,000	2,028
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[4,12]	2	2
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,12]	1,925	1,958
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,12]	2,870	2,971
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,12]	5,765	5,861
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,12]	6,800	7,051
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,12]	2,279	2,275
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,12]	1,242	1,238
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,12]	3,269	3,311
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[4,12]	1,861	1,952
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,12]	1,813	1,968
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[4,6,12]	2,691	2,691
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[4,12]	4,786	4,745
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[4,12]	675	676
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[4,12]	5,736	5,749
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[4,12]	4,930	4,950
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[4,12]	2,166	2,170
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[4,12]	1,533	1,560
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[4,12]	1,580	1,601
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[4,12]	3,500	3,533
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,12]	9,000	9,169
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,12]	7,850	7,981
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[4,12]	3,437	3,479
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[12]	3,432	3,472
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[4,12]	6,890	7,044
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 2025[4,12]	15,000	15,465
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,12]	5,000	5,154
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,12]	15,535	16,106
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[4,12]	2,715	2,824
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,12]	10,000	10,414
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[12]	2,977	3,024
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[4,12]	2,055	2,219
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[4,12]	379	382
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[4,12]	2,100	2,102
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[4,12]	950	956
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,12]	43,841	43,474
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,12]	33,660	33,779
The Bond Fund of America — Page 52 of 63

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,12]	$84,891	$87,991
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,12]	19,385	20,915
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	2,625	2,696
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[4,12]	953	956
Global SC Finance SRL, Series 2021-1A, Class A, 1.86% 2041[4,12]	74,383	74,105
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,12]	10,218	10,099
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,12]	13,486	13,540
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,12]	1,484	1,482
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,12]	7,271	7,275
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[4,12]	1,421	1,405
Global SC Finance VII SRL, Series 2021-1A, Class B, 2.76% 2041[4,12]	3,000	2,998
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[12]	786	813
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[12]	1,111	1,162
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[12]	3,700	3,717
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.306% 2041[4,6,12]	637	622
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.306% 2041[4,6,12]	367	365
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-1A, Class A, 2.96% 2021[4,12]	170	170
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[4,12]	775	778
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,12]	154	155
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[4,12]	688	692
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[4,12]	2,490	2,504
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,12]	3,676	3,688
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[4,12]	1,544	1,553
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[4,12]	13,893	13,939
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[4,12]	6,648	6,670
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.039% 2035[6,12]	1,199	1,202
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.444% 2030[4,6,12]	6,000	6,003
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.342% 2029[4,6,12]	7,000	7,000
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[4,12]	23,200	23,220
Navient Student Loan Trust, Series 2015-AA, Class A2A, 2.65% 2028[4,12]	5,907	6,057
Navient Student Loan Trust, Series 2020-CA, Class A2A, 2.15% 2068[4,12]	8,217	8,451
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[4,12]	12,495	12,467
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[4,12]	9,790	9,790
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.163% 2030[4,6,12]	1,920	1,920
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[4,12]	5,033	5,052
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[4,6,12]	8,527	8,616
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.194% 2027[4,6,12]	11,699	11,705
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.274% 2027[4,6,12]	20,531	20,545
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.188% 2028[4,6,12]	16,991	17,010
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[4,6,12]	3,074	3,074
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[4,6,12]	3,564	3,564
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,12]	3,940	4,020
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,12]	2,435	2,503
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 0.239% 2036[6,12]	181	178
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[12]	2,700	2,717
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[12]	3,964	3,985
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[12]	8,621	8,876
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[12]	6,125	6,211
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]	4,975	5,171
The Bond Fund of America — Page 53 of 63

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[12]	$25,000	$26,603
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[12]	12,159	12,261
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[12]	5,159	5,240
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.606% 2053[4,6,12]	12,141	12,174
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.836% 2053[4,6,12]	10,943	10,953
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[4,12]	8,873	8,777
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[4,12]	739	741
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[4,6,12]	3,155	3,155
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[4,12]	7,233	7,236
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[4,12]	533	531
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96% 2044[4,12]	22,140	22,183
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[4,12]	3,137	3,151
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73% 2045[4,12]	17,563	17,897
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[4,12]	3,454	3,438
Textainer Marine Containers Ltd., Series 2020-1A, Class B, 4.94% 2045[4,12]	7,420	7,649
Textainer Marine Containers Ltd., Series 2021-2A, Class A, 2.23% 2046[4,12]	18,000	17,992
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,12]	6,000	6,346
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,12]	5,335	5,418
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[4,6,12]	44,659	44,403
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[4,12]	13,987	13,688
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[4,12]	1,154	1,147
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.938% 2026[4,6,12]	920	920
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[4,12]	22,731	22,852
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[4,12]	880	882
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,12]	1,040	1,050
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[4,12]	10	10
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,12]	4,153	4,193
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[4,12]	3,345	3,424
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,12]	8,060	8,180
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[4,12]	5,225	5,429
		1,503,525
Municipals 0.72% Illinois 0.61%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	64,576
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	16,858
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	6,816
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	355	363
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,035	1,139
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	7,760	9,867
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	960	1,131
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	1,915	2,271
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	425	497
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	850	1,004
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	660	755
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	850	989
The Bond Fund of America — Page 54 of 63

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	$2,415	$2,757
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	640	754
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	745	936
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	370	459
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	215	261
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	265
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	259
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	425	523
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	425	521
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	215	262
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	240	286
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	950	1,196
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	640	802
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	425	325
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	575	586
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,630	1,691
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	43,223	44,851
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	12,860	14,661
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	162,050	182,573
G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,357
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,331
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,656
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,520
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,368
G.O. Bonds, Series 2020-A, 3.14% 2024	1,520	1,557
G.O. Bonds, Series 2020-A, 3.24% 2025	2,245	2,283
G.O. Bonds, Series 2021-A, 5.00% 2026	1,400	1,640
G.O. Bonds, Series 2021-A, 5.00% 2031	3,450	4,306
G.O. Bonds, Series 2021-B, 5.00% 2026	1,000	1,171
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	7,745	9,280
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,269
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,981
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,110
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,065
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	2,218	2,242
G.O. Rev. Ref. Bonds, Series 2016, 6.15% 2025	6,205	7,022
G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 2031	2,685	3,112
The Bond Fund of America — Page 55 of 63

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.05% 2050 (put 2025)[6]	$6,275	$6,435
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	770	831
		438,770
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	8,206
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,679
		14,885
Michigan 0.02%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	2,650	2,708
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	10,685	11,415
		14,123
California 0.02%
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	375	382
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	6,585	6,528
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	5,150	4,917
		11,827
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	850	908
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	430	448
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,035	2,159
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	2,620	2,796
		6,311
Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	3,235	3,449
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	395	415
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,045	2,157
		6,021
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,637
South Carolina 0.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	620	672
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	2,535	2,674
		3,346
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	670	703
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,340	2,502
		3,205
Wisconsin 0.00%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,170	1,238
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,690	1,787
		3,025
The Bond Fund of America — Page 56 of 63

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Maine 0.00%	Principal amount (000)	Value (000)
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	$2,620	$2,743
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,035	2,134
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	1,625	1,685
New York 0.00%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,205	1,270
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	825	869
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	790	839
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	675	716
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	660	710
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	475	502
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	430	453
Total municipals		519,071
Federal agency bonds & notes 0.28%
Fannie Mae 0.375% 2025	53,970	53,009
Fannie Mae 0.625% 2025[2]	124,000	123,738
Fannie Mae 1.625% 2025	27,030	28,078
		204,825
Total bonds, notes & other debt instruments (cost: $68,530,455,000)		68,759,638
Common stocks 0.04% Health care 0.04%	Shares
Rotech Healthcare Inc.[9,10,14,15]	342,069	26,852
The Bond Fund of America — Page 57 of 63

unaudited
Common stocks (continued) Consumer discretionary 0.00%		Shares	Value (000)
MYT Holding Co., Class B9,14		521,407	$2,920
NMG Parent LLC[14]		3,867	273
NMG Parent LLC[4,9,10,14]		728	41
			3,234
Total common stocks (cost: $16,909,000)			30,086
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares[4]		6,250	4,187
Total preferred securities (cost: $5,820,000)			4,187
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[9,14]		18,410	67
Total rights & warrants (cost: $111,000)			67
Short-term securities 18.66% Money market investments 15.91%
Capital Group Central Cash Fund 0.08%[16,17]		115,428,270	11,543,982
U.S. Treasury bills 2.75%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 5/18/2021	0.059%	$500,000	500,014
U.S. Treasury 6/3/2021	0.060	500,000	499,991
U.S. Treasury 5/20/2021	0.059	500,000	499,990
U.S. Treasury 6/10/2021	0.053	500,000	499,990
			1,999,985
Total short-term securities (cost: $13,543,394,000)			13,543,967
Total investment securities 113.47% (cost: $82,096,689,000)			82,337,945
Other assets less liabilities (13.47)%			(9,775,213)
Net assets 100.00%			$72,562,732
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 3/31/2021[19] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
90 Day Euro Dollar Futures	Long	261	September 2022	$65,250	$65,009	$(28)
90 Day Euro Dollar Futures	Long	26,119	December 2022	6,529,750	6,497,101	(4,419)
2 Year U.S. Treasury Note Futures	Long	51,655	July 2021	10,331,000	11,401,631	(4,128)
5 Year U.S. Treasury Note Futures	Long	36,964	July 2021	3,696,400	4,561,300	(5,143)
10 Year Euro-Bund Futures	Short	313	June 2021	€(31,300)	(62,869)	42
10 Year U.S. Treasury Note Futures	Short	19,285	June 2021	$(1,928,500)	(2,525,130)	35,548
10 Year Ultra U.S. Treasury Note Futures	Short	34,446	June 2021	(3,444,600)	(4,949,460)	139,475
The Bond Fund of America — Page 58 of 63

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 3/31/2021[19] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
20 Year U.S. Treasury Bond Futures	Long	6,648	June 2021	$664,800	$1,027,739	$(34,524)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,990	June 2021	499,000	904,282	(26,054)
						$100,769
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2021 (000)
Purchases (000)	Sales (000)
USD3,280	EUR2,751	UBS AG	4/9/2021	$53
USD2,214	MXN47,221	HSBC Bank	4/9/2021	(94)
USD6,229	EUR5,234	Goldman Sachs	4/12/2021	89
USD44,206	CNH290,000	JPMorgan Chase	4/12/2021	73
USD21,870	EUR18,374	Morgan Stanley	4/19/2021	314
USD1,144	EUR960	Bank of America	4/19/2021	18
USD48,359	EUR40,708	HSBC Bank	4/26/2021	595
				$1,048
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
0.0855%	U.S. EFFR	2/9/2023	$330,000	$(265)	$—	$(265)
U.S. EFFR	0.186%	2/18/2024	220,000	805	—	805
0.2405%	U.S. EFFR	3/1/2024	45,100	(103)	—	(103)
0.2815%	U.S. EFFR	3/1/2024	163,625	(174)	—	(174)
U.S. EFFR	0.11%	5/18/2024	452,700	3,199	—	3,199
U.S. EFFR	0.1975%	10/21/2025	147,000	3,647	—	3,647
0.89%	3-month USD-LIBOR	3/19/2026	107,500	(809)	—	(809)
0.9495%	3-month USD-LIBOR	3/23/2026	160,275	(765)	—	(765)
0.888%	3-month USD-LIBOR	10/26/2030	35,000	(2,721)	—	(2,721)
U.S. EFFR	0.666%	11/19/2030	28,500	2,292	—	2,292
2.432%	3-month USD-LIBOR	9/21/2037	2,000	97	—	97
2.987%	3-month USD-LIBOR	2/7/2038	37,000	4,820	—	4,820
3.193%	3-month USD-LIBOR	5/21/2038	45,000	7,300	—	7,300
3.062%	3-month USD-LIBOR	7/31/2038	23,500	3,369	—	3,369
2.835%	3-month USD-LIBOR	1/10/2039	21,500	2,356	—	2,356
2.874%	3-month USD-LIBOR	2/6/2039	13,900	1,609	—	1,609
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	3,769	—	3,769
3-month USD-LIBOR	0.81%	7/28/2045	449,300	123,091	(266)	123,357
3-month USD-LIBOR	1.1465%	10/20/2045	45,000	9,410	—	9,410
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	192	—	192
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	1,050	—	1,050
3-month USD-LIBOR	0.811%	7/27/2050	445,000	141,344	—	141,344
The Bond Fund of America — Page 59 of 63

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
3-month USD-LIBOR	1.171%	10/20/2050	$40,000	$9,490	$—	$9,490
3-month USD-LIBOR	1.23188%	11/6/2050	25,000	5,591	—	5,591
3-month USD-LIBOR	1.24675%	11/25/2050	17,000	3,748	—	3,748
					$(266)	$322,608
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2021 (000)
CDX.EM.35	1.00%/Quarterly	6/20/2026	$95,000	$3,976	$3,547	$429
Investments in affiliates17

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 15.91%
Money market investments 15.91%
Capital Group Central Cash Fund 0.08%[16]	$16,368,185	$5,970,755	$10,794,958	$—[1]	$—[1]	$11,543,982	$3,487
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $244,489,000, which represented .34% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,605,031,000, which represented 10.48% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $110,415,000, which represented .15% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,858,000, which represented less than .01% of the net assets of the fund.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 3/31/2021.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$26,852.04%
The Bond Fund of America — Page 60 of 63

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $16,686,254,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $448,472,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $6,058,018,000 and $298,556,000, respectively.
The Bond Fund of America — Page 61 of 63

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$25,187,538	$—	$25,187,538
Corporate bonds, notes & loans	—	23,410,772	4,858	23,415,630
Mortgage-backed obligations	—	16,351,280	—	16,351,280
Bonds & notes of governments & government agencies outside the U.S.	—	1,577,769	—	1,577,769
Asset-backed obligations	—	1,503,525	—	1,503,525
Municipals	—	519,071	—	519,071
Federal agency bonds & notes	—	204,825	—	204,825
Common stocks	—	3,193	26,893	30,086
Preferred securities	—	4,187	—	4,187
Rights & warrants	—	67	—	67
Short-term securities	11,543,982	1,999,985	—	13,543,967
Total	$11,543,982	$70,762,212	$31,751	$82,337,945
The Bond Fund of America — Page 62 of 63

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$175,065	$—	$—	$175,065
Unrealized appreciation on open forward currency contracts	—	1,142	—	1,142
Unrealized appreciation on interest rate swaps	—	327,445	—	327,445
Unrealized appreciation on credit default swaps	—	429	—	429
Liabilities:
Unrealized depreciation on futures contracts	(74,296)	—	—	(74,296)
Unrealized depreciation on open forward currency contracts	—	(94)	—	(94)
Unrealized depreciation on interest rate swaps	—	(4,837)	—	(4,837)
Total	$100,769	$324,085	$—	$424,854
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CLO = Collateralized Loan Obligations	LIBOR = London Interbank Offered Rate
CNH/CNY = Chinese yuan renminbi	MXN = Mexican pesos
Dept. = Department	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Econ. = Economic	SIFMA = Securities Industry and Financial Markets Association
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
Fac. = Facility	USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-008-0521O-S78071	The Bond Fund of America — Page 63 of 63